As filed with the Securities and Exchange Commission on February 17, 1998


             1933 Act File No. 33-64872; 1940 Act File No. 811-7820

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                  __X__

         Pre-Effective Amendment No.      _____

         Post-Effective Amendment No.     __9__                   __X__


REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940                          __X__

         Amendment No.   __9__
                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

         American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
          (Address of Principal Executive Offices)            (Zip Code)

        Registrant's Telephone Number, Including Area Code (816) 531-5575

                                Patrick A. Looby

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                     (Name and address of Agent for Service)

         Approximate Date of Proposed Public Offering February 17, 1998

It is proposed that this filing will become effective (check appropriate box) __X__ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a) of Rule 485
_____ on (date) pursuant to paragraph (a) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended October 31, 1997, was filed on January 7, 1998.

--------------------------------------------------------------------------------

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Fund; Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distributions;
                                    Further Information About
                                    American Century
Item 5. Management of the           Management
          Fund
Item 6. Capital Stock and           Further Information About
          Other Securities          American Century
Item 7. Purchase of Securities      How to Open An Account;
          Being Offered             How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
          Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
           and Policies             the Funds; Fundamental
                                    Policies of the Funds;
                                    Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Turnover;
                                    Index Futures Contracts;
                                    Municipal Leases
Item 14. Management of the          Officers and Directors;
           Registrant               Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
           and Principal
           Holders of Securities
Item 16. Investment Advisory        Management;
           and Other Services       Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
           Other Securities         Multiple Class Structure
Item 19. Purchase, Redemption       N/A
           and Pricing of
           Securities Being
           Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
           Quotations of Money
           Market Funds
Item 23. Financial Statements       Financial Statements

                                   PROSPECTUS

                            [american century logo]
                                    American
                                Century(reg.sm)


                               FEBRUARY 17, 1998


                                   AMERICAN
                                    CENTURY
                                     GROUP

                               Real Estate Fund

INVESTOR CLASS

                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------
      BENHAM GROUP(reg.tm)      AMERICAN CENTURY       TWENTIETH CENTURY GROUP
                                      GROUP
--------------------------------------------------------------------------------
      MONEY MARKET FUNDS        ASSET ALLOCATION &            GROWTH FUNDS
    GOVERNMENT BOND FUNDS         BALANCED FUNDS          INTERNATIONAL FUNDS
    DIVERSIFIED BOND FUNDS  CONSERVATIVE EQUITY FUNDS
     MUNICIPAL BOND FUNDS       SPECIALTY FUNDS
--------------------------------------------------------------------------------
                                Real Estate Fund


                                  PROSPECTUS


                               FEBRUARY 17, 1998


                               Real Estate Fund
                                INVESTOR CLASS

                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

    American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The American Century Real Estate Fund is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated February 17, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:



                         AMERICAN CENTURY INVESTMENTS
                      4500 Main Street * P.O. Box 419200
               Kansas City, Missouri 64141-6200 * 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                  1-800-634-4113 * In Missouri: 816-444-3485
                       Internet: www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                     1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY REAL ESTATE FUND


    The investment objective of American Century Real Estate Fund is long-term capital appreciation. Current income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry.


  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2  INVESTMENT OBJECTIVE                            AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5
INFORMATION REGARDING THE FUND
Investment Policies of the Fund ...........................................    6
   Investment Objective ...................................................    6
   Investment Strategy ....................................................    6
   Investments in Real Estate .............................................    6
   Investment Philosophy ..................................................    7
Other Investment Practices, Their Characteristics
   and Risks ..............................................................    8
   U.S. Fixed Income Securities ...........................................    8
   Diversification ........................................................    8
   When-Issued Securities .................................................    8
   Rule 144A Securities ...................................................    9
   Borrowing ..............................................................    9
   Portfolio Turnover .....................................................    9
   Repurchase Agreements ..................................................    9
Futures and Options .......................................................   10
Investments in Companies with Limited
   Operating History ......................................................   10
Performance Advertising ...................................................   10


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................   12
Investing in American Century .............................................   12
How to Open an Account ....................................................   12
           By Mail ........................................................   12
           By Wire ........................................................   12
           By Exchange ....................................................   13
           In Person ......................................................   13
      Subsequent Investments ..............................................   13
           By Mail ........................................................   13
           By Telephone ...................................................   13
           By Online Access ...............................................   13
           By Wire ........................................................   13
           In Person ......................................................   13
      Automatic Investment Plan ...........................................   13
How to Exchange from One Account to Another ...............................   13
          By Mail .........................................................   14
           By Telephone ...................................................   14
           By Online Access ...............................................   14
 How to Redeem Shares .....................................................   14
           By Mail ........................................................   14
           By Telephone ...................................................   14
           By Check-A-Month ...............................................   14
           Other Automatic Redemptions ....................................   14
      Redemption Proceeds .................................................   14
           By Check .......................................................   14
           By Wire and ACH ................................................   15
      Special Requirements for Large Redemptions ..........................   15
      Redemption of Shares in Low-Balance Accounts ........................   15
Signature Guarantee .......................................................   15
Special Shareholder Services ..............................................   15
           Automated Information Line .....................................   16
           Online Account Access ..........................................   16
           Open Order Service .............................................   16
           Tax-Qualified Retirement Plans .................................   16
Important Policies Regarding Your Investments .............................   16
Reports to Shareholders ...................................................   17
Employer-Sponsored Retirement Plans and
   Institutional Accounts .................................................   18

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   19
   When Share Price Is Determined .........................................   19
   How Share Price Is Determined ..........................................   19
   Where to Find Information About Share Price ............................   20
Distributions .............................................................   20
Taxes .....................................................................   20
   Tax-Deferred Accounts ..................................................   20
   Taxable Accounts .......................................................   20
Management ................................................................   22
   Investment Management ..................................................   22
   Performance History of the Subadvisor ..................................   23
   Performance Highlights .................................................   24
   Code of Ethics .........................................................   25
   Transfer and Administrative Services ...................................   25
Distribution of Fund Shares ...............................................   25
Further Information About American Century ................................   26


PROSPECTUS                                                 TABLE OF CONTENTS  3


                    TRANSACTION AND OPERATING EXPENSE TABLE

SHAREHOLDER TRANSACTION EXPENSES:


Maximum Sales Load Imposed on Purchases ...............................  none
Maximum Sales Load Imposed on Reinvested Dividends ....................  none
Deferred Sales Load ...................................................  none
Redemption Fee(1) .....................................................  none
Exchange Fee ..........................................................  none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees(2) .................................................... 1.20%
12b-1 Fees ............................................................  none
Other Expenses(3) ..................................................... 0.00%
Total Fund Operating Expenses ......................................... 1.20%

EXAMPLE:

You would pay the following expenses on a                   1 year       $ 12
$1,000 investment, assuming a 5% annual return and         3 years         38
redemption at the end of each time period:                 5 years         66

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by the fund's manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 25.

(3) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the next fiscal year.


  The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The fund offers two other classes of shares, primarily to institutional investors, that have different fee structures than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 26.


4  TRANSACTION AND OPERATING EXPENSE TABLE         AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS

                               REAL ESTATE FUND

  The Financial Highlights for each of the periods presented has been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
October 31, except as noted.

                                                                     1997        1996         1995(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .............................  $12.29       $9.82        $10.00
                                                                   -------      -------      -------
Income From Investment Operations

   Net Investment Income .........................................  0.67(2)      0.55          0.07

   Net Realized and Unrealized Gain (Loss) on Investments ........   4.13        2.27         (0.25)
                                                                   -------      -------      -------
   Total From Investment Operations ..............................   4.80        2.82         (0.18)
                                                                   -------      -------      -------
Distributions to Shareholders

   From Net Investment Income ....................................  (0.48)      (0.35)          --

   From Net Realized Gains on Investment Transactions ............  (0.55)        --            --
                                                                   -------      -------      -------
   Total Distributions ...........................................  (1.03)      (0.35)          --
                                                                   -------      -------      -------
Net Asset Value, End of Period ...................................  $16.06      $12.29         $9.82
                                                                   =======      =======      =======
   Total Return(3) ...............................................  40.69%      29.28%        (1.80)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ................   1.17%       1.00%       1.50%(4)

Ratio of Operating Expenses to Average Net Assets
   (before expense waivers and reimbursements) ................... 1.82%(5)    6.83%(5)    14.83%(4)(5)

Ratio of Net Investment Income to Average Net Assets .............   4.48%       5.84%       6.66%(4)

Ratio of Net Investment Income to Average Net Assets
   (before expense waivers and reimbursements) ................... 3.84%(5)    0.01%(5)    (6.67)%(4)(5)

Portfolio Turnover Rate ..........................................    69%         86%           --

Average Commission Paid per Share of Equity Security Traded ......  $0.0528     $0.0545         --

Net Assets, End of Period (in thousands) .........................  $76,932     $7,209        $2,983

----------

(1)  September 21, 1995 (inception) through October 31, 1995.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions,  if any. Total return for periods less than one year are not annualized.

(4)  Annualized.

(5) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, RREEF Real Estate Securities
     Advisers L.P. voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund. The Custodian offset part of its fees for balance credits given to the fund.


PROSPECTUS                                              FINANCIAL HIGHLIGHTS  5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT OBJECTIVE


    The fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There can be no assurance that the fund will achieve its investment objective.


INVESTMENT STRATEGY


    Under normal conditions, the fund will invest not less than 80% of its total assets in equity securities of companies which are real estate investment trusts (REITs) or are principally engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the manager, at the time its securities are purchased by the fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity REITs and real estate master limited partnerships, mortgage REITs, and real estate brokers and developers. See "Investments in Real Estate," this page.


    The fund may also invest up to 20% of its total assets in other securities. Other securities may include debt securities and equity securities of companies not principally engaged in the real estate industry. (See "U.S. Fixed Income Securities," page 8.)

    REITs pool investor funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
Hybrid  REITs  combine the  characteristics  of both equity  REITs and  mortgage
REITs.

INVESTMENTS IN REAL ESTATE


    The fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of REITs and companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addi-



6  INFORMATION REGARDING THE FUND                   AMERICAN CENTURY INVESTMENTS


tion, the fund may incur losses due to environmental problems. If there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.

    Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act. By investing in REITs indirectly through the fund, a shareholder will bear not only a proportionate share of the expenses of the fund, but also indirectly, similar expenses of the REITs, including compensation of management.

    To the extent the fund is invested in debt securities (including asset-backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

    The fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the fund may present greater risk and volatility to an investor than an investment in a diversified investment company.

INVESTMENT PHILOSOPHY

    The investment philosophy of the fund is premised upon the belief that successful investing in real estate securities requires in-depth knowledge of the securities market and a complete understanding of the factors influencing the performance of real estate assets. The fund strives to provide superior performance via investment in a select group of real estate securities with strong cash flow growth potential and, therefore, the capacity for sustained dividend increases.

    The fund's approach is initially driven by an internally-generated systematic assessment of changing real estate markets, an important input to sound investment decisions. The subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and screens markets to identify areas of risk and opportunity, and will focus investment activity in property types and geographic areas it identifies as growth sectors.

    This fundamental approach focuses on identifying changes in property level net operating income and the impact on the ultimate stock performance of individual REITs. It requires extensive local research on property markets across the United States, direct inspection of individual property assets, and familiarity with company management and operating strategies. Rigorous securities analyses are performed to identify investments with unappreciated potential to produce superior, long-term returns. Strategic sector allocations are directed by the subadvisor's Strategic Investment Committee, which has become increasingly more important as sectors have grown and as attractive companies have emerged in each major sector.

    This approach can be broken down into three areas. First, it involves a macroeconomic review of supply-demand characteristics and the outlook for economic growth within specific markets. Next, it involves a top-down analysis of the relative pricing of real estate securities. Finally, a fundamental analysis of each REIT portfolio on a property-by-property basis coupled with a review of the company's management depth, financial structure, and business strategy is performed.

    In managing the fund, the subadvisor uses a nationwide network of real estate professionals employed by RREEF America L.L.C. and its affiliates to assist in evaluating and monitoring properties held by public REITs. (See "Investment Management," page 22.)


PROSPECTUS                                     INFORMATION REGARDING THE FUND  7


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions" in the Statement of Additional Information.

U.S. FIXED INCOME SECURITIES

    The fund may invest in fixed income securities for income or as a defensive strategy when the manager believes adverse economic or market conditions exist. As a temporary defensive strategy, the manager may invest part or all of the fund's assets in debt securities. Fixed income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Generally, the debt securities in which the fund may invest are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Service, Inc. or Standard and Poor's Corporation or that are unrated but deemed to be of comparable quality by the manager. For a description of fixed income securities ratings, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

    Securities   rated  in  the  lowest   investment-grade   category  may  have
speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. The fund may invest in securities below investment grade although the fund will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Such bonds are considered speculative. In the event of a downgrade of a debt security held by the fund to below investment grade, the fund is not automatically required to sell the issue, but the manager will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, sales will be made as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less. When the manager believes that economic or market conditions require a more defensive strategy, the fund's assets may be invested without limitation in cash or cash equivalents such as obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or high quality money market instruments such as notes, certificates of deposit or bankers' acceptances.

DIVERSIFICATION


    The fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, which means the fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. (See "Distributions," page 20, and "Taxes," page 20.) To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The fund's investments in U.S. government securities are not subject to these limitations.

WHEN-ISSUED SECURITIES


    The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued


8  INFORMATION REGARDING THE FUND                   AMERICAN CENTURY INVESTMENTS


commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

BORROWING

    The fund's investment restrictions allow the fund to borrow money, for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

PORTFOLIO TURNOVER

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or the subadvisor determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

    The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    The fund may enter into repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to its investment policies. A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund.

    The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.

    The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the manager pursuant to criteria adopted by the fund's Board of Directors.


PROSPECTUS                                     INFORMATION REGARDING THE FUND  9



FUTURES AND OPTIONS

    The fund may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

INVESTMENTS IN COMPANIES WITH LIMITED
OPERATING HISTORY

    The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    The fund will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Investor Class and the other classes offered by the fund.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.


10  INFORMATION REGARDING THE FUND                 AMERICAN CENTURY INVESTMENTS


    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well known indices of market performance, such as Morgan Stanley
REIT Index, NAREIT Equity-Less Health Care Index, Standard & Poor's 500 Composite Stock Price Index and Wilshire REIT Only Index. The performance of the fund may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                           INFORMATION REGARDING THE FUND          11


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY

    The following section explains how to invest with American Century including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 18.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minors Acts ("UGMA/UTMA") accounts]. These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month (see "Automatic Investment Plan," page 13). The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

o  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

o  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918


o  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information on the following page.



12 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


o  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.

o  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    *Taxpayer identification or Social Security number.

    *If more than one account, account numbers and amount to be invested in each account.


    *Current  tax year,  previous  tax year or rollover  designation  if an IRA.
     Specify  whether   Traditional  IRA,  Roth  IRA,  Education  IRA,  SEP-IRA,
     SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri

    4917 Town Center Drive
    Leawood, Kansas

    1665 Charleston Road
    Mountain View, California

    2000 S. Colorado Blvd.
    Denver, Colorado

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 12 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum initial investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received if it is received before the


PROSPECTUS                   HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  13


Funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for funds issued by the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 19.

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions (see "Special Requirements for Large Redemptions," page 15).

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line -- see page 16) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee (see "Signature Guarantee," page 15).

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan or request a brochure, please call an Investor Services Representative.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.


14 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission.

    Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

    *redeeming more than $25,000; or

    *establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these


PROSPECTUS                   HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  15


options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

    You  may   contact   us  24   hours   a  day,   seven   days  a   week,   at
www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    The fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *Individual Retirement Accounts (IRAs);

    *403(b) plans for employees of public school systems and non-profit organizations; or

    *Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add


16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


         to or terminate any investor  services and privileges.  Any changes may
         affect  all   shareholders   or  only  certain  series  or  classes  of
         shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you better understand your fund.


PROSPECTUS                   HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  17


EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.


    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on, the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by


PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  19


investment dealers in accordance with procedures established by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset value of Investor Class shares of the fund will be published in leading newspapers daily when the fund has met the minimum requirements for such listing. The net asset value of each fund in the American Century family of funds may be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

    Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59-1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


    A distribution on shares of the fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

    Because such gains and dividends are included in the value of your shares, when they are distributed, the value of your shares is reduced by the amount of the distribution. If you buy your share through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders it pays no income tax.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. Additionally, the fund may receive distributions of "unrecaptured Section 1250" gains from REIT. To the extent the fund receives such distributions, "unrecaptured Section 1250" gains will be distributed to shareholders of the fund. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain (28% or 20% rate gain) to you with respect to such shares.


    Distributions are taxable to you regardless of


20  ADDITIONAL INFORMATION YOU SHOULD KNOW          AMERICAN CENTURY INVESTMENTS



whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return of capital" results. A "return of capital" represents a portion of a shareholder's original investment that is generally non taxable when distributed (returned) to the investor. The fund may pay a "return of capital" distribution to the shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.


    Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


    The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been


PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  21


issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC will be subject to federal income tax in all events. (See "Additional Information on Tax Issues-Taxation of Certain Mortgage REITs" in the Statement of Additional Information.)

MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    RREEF America, L.L.C., acting pursuant to a subadvisory agreement among it, American Century Investment Management, Inc. and the fund, makes the day-to-day investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Directors.

    On January 27, 1998, the subadvisor was acquired by RoProperty Services, B.V., a Dutch investment advisor. The subadvisor will continue to operate as RREEF America, L.L.C., a wholly-owned subsidiary of RoProperty. As a result of the acquisition, the existing subadvisory agreement between the fund, the subadvisor and American Century Investment Management, Inc., automatically terminated. In anticipation of the receipt of an Exemptive Order from the SEC allowing them to do so, the parties entered into a new subadvisory agreement which is substantially identical to the old agreement. The new subadvisory agreement will be submitted to a special meeting of fund shareholders to be held prior to May 27, 1998. The subadvisor will receive no fees other than reimbursement for actual out of pocket expenses for the period from January 27, 1998 until the date the SEC grants the Exemptive Order, which is expected to be in mid-February. Between the date of the Exemptive Order and the date the shareholders vote on the agreement, any subadvisory fees that the subadvisor would otherwise receive will be placed in an escrow account, and will be paid to the subadvisor only if shareholders approve the new subadvisory agreement. If shareholders do not approve the new subadvisory agreement, the subadvisor will only receive reimbursement of out of pocket expenses. The directors at that time will consider the appropriate action to take in that event, which may include a resubmission of the new subadvisory agreement to shareholders.


    The portfolio manager members of the subadvisor's team that manages the fund and their work experience for the last five years are as follows:


    KIM G. REDDING, Portfolio Manager, is one of the fund's primary portfolio managers. Mr. Redding is a Senior Vice President of RREEF America, L.L.C. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and prior thereto he was the President of Redding, Melchor & Company, an investment advisor. Mr. Redding has been professionally managing portfolios of real estate securities since 1987.

    KAREN J. KNUDSON, Portfolio Manager, is one of the fund's primary portfolio managers. Ms. Knudson is a Senior Vice President of RREEF America, L.L.C. Prior to joining the subadvisor, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor, and prior thereto she was the President, Director of Real Estate Research of Bailard, Biehl and Kaiser Real Estate Investment Trust. Ms. Knudson has 14 years of real estate experience, specializing in the area of real estate investment trusts.


    The   representative  of  the  investment  manager  that  will  oversee  the subadvisor's operation of the fund is as follows:

    MARK L. MALLON, Senior Vice President and Managing Director, American Century Investment Management, Inc. Mr. Mallon joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed


22  ADDITIONAL INFORMATION YOU SHOULD KNOW          AMERICAN CENTURY INVESTMENTS


in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

    The activities of the manager and the subadvisor are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Investor Class of the fund, the manager receives an annual fee of 1.20% of the average net assets of the fund.

    On the first business day of each month, the fund pays the management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying 1.20% of the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    For subadvisory services, the manager pays the subadvisor an annual fee of 0.425% of the average net assets of the fund.

PERFORMANCE HISTORY OF THE SUBADVISOR


    While the subadvisor has limited operational history with the fund, set forth on page 24 are certain performance data, provided by the subadvisor, relating to the performance of all private accounts managed by the subadvisor using investment strategies and techniques similar to those that are used for the fund. Also set forth on page 24, for comparison, are the performances of widely recognized indices of market activity based upon the aggregate performance of selected unmanaged portfolios of publicly traded common stocks.


    The  results   presented  may  not  necessarily   equate  with  the  returns
experienced by the fund, owing to the differences in brokerage commissions, investment and management fees, the size of positions taken in relation to account size and diversification of securities, as well as other costs, such as registration fees borne by the fund but not incurred by the private accounts. Investors should not rely on the following data as an indication of future performance of the subadvisor or of the fund. Investors should be aware that the use of methods for computing performance numbers different than that used by the subadvisor with respect to its accounts could result in performance data different than that shown.


PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  23



                             PERFORMANCE HIGHLIGHTS
                               (See Notes Below)

ANNUALIZED RETURNS FROM OCTOBER 1987 THROUGH DECEMBER 1997

RREEF Real Estate Securities Advisers

     Before Fees ....................................... 19.7%

     After Fees ........................................ 19.0%

NAREIT Equity Less Healthcare .......................... 16.0%

Wilshire REIT Index .................................... 15.0%

                                                For the Years Ended December 31,

                                           1988    1989     1990     1991    1992      1993     1994     1995    1996     1997
ANNUAL TIME-WEIGHTED RETURNS

RREEF Real Estate Securities Advisers

  Before Fees ............................ 8.2%    7.7%   (4.8)%    32.9%    29.4%    19.0%     4.8%    13.9%    41.1%    25.8%

  After Fees ............................. 6.8%    6.1%   (6.4)%    30.9%    28.1%    18.0%     4.3%    13.0%    40.3%    25.1%

NAREIT Equity Less Healthcare ............ 15.8%   4.6%  (23.6)%    29.4%    20.7%    18.7%     3.0%    14.2%    36.4%    20.5%

Wilshire REIT Index ...................... 17.5%   2.7%  (23.4)%    23.8%    15.3%    15.2%     2.7%    12.2%    37.0%    19.7%

  Notes:  The  subadvisor's   "After  Fees"  performance   includes   reinvested
dividends, capital gains and losses, and deducts advisory fees (generally between 0.65% and 0.75%) and other account expenses. The subadvisor's "Before Fees" performance is presented before applicable advisory fees and reflects growth investment results. Other indices noted do not deduct advisory fees. Past performance indicated for the subadvisor relates to all discretionary accounts managed using investment strategies and techniques similar to those used by the fund, and includes, for the period prior to July 1993, performance under a predecessor advisor (K.G. Redding & Associates) using the same investment approach and under the same primary portfolio manager. Past performance is not necessarily indicative of future results nor can it be assumed that any recommendations will be profitable.


    The Wilshire REIT Index is a market capitalization weighted index comprised of 110 equity REITS as of December 1997. It does not include special purpose or healthcare REITS. The NAREIT Equity without Healthcare Index is a market capitalization weighted index comprised of 169 REITS, as of December 1997, with 75% or greater of their gross assets invested in equity ownership of real estate and excludes healthcare REITS.



24  ADDITIONAL INFORMATION YOU SHOULD KNOW          AMERICAN CENTURY INVESTMENTS


CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics, as has the subadvisor, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the fund and manager's Code of Ethics and the subadvisor's Code of Ethics require that employees with access to information about the purchase or sale of securities in the fund obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, both Codes of Ethics prohibit acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. The subadvisor's Code of Ethics provides that upon approval of the compliance officer, certain acquisitions of securities in an initial public offering may be permitted, but that such approval will be granted only in extraordinary circumstances. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.


    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in the American Century family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

DISTRIBUTION OF FUND SHARES

    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchases orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.



PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  25


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Capital Portfolios, Inc. the issuer of the fund, was organized as a Maryland corporation on June 14, 1993.

    American Century Capital Portfolios, Inc. is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The American Century Real Estate Fund commenced operations June 16, 1997, after the RREEF Real Estate Securities Fund merged into the fund. As a successor to the RREEF fund, the prior performance history of the RREEF fund will continue in the fund.


    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).


    American Century Capital Portfolios, Inc. currently issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American   Century  offers  three  classes  of  the  fund  offered  by  this
Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions, or 12b-1 fees.

    The other classes of shares are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


26  ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


                                     NOTES


PROSPECTUS                                                            NOTES  27


                                     NOTES


28  NOTES                                          AMERICAN CENTURY INVESTMENTS


                                     NOTES


PROSPECTUS                                                            NOTES  29


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

INTERNET: WWW.AMERICANCENTURY.COM

                            [american century logo]
                                    American
                                Century(reg.sm)


9802           [recycled logo]
SH-BKT-10828      Recycled

                                  PROSPECTUS

                            [american century logo]
                                    American
                                Century(reg.sm)


                               FEBRUARY 17, 1998


                                   AMERICAN
                                    CENTURY
                                     GROUP

                               Real Estate Fund

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS

                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------------------------
      BENHAM GROUP(reg.tm)      AMERICAN CENTURY       TWENTIETH CENTURY GROUP
                                      GROUP
--------------------------------------------------------------------------------
      MONEY MARKET FUNDS        ASSET ALLOCATION &            GROWTH FUNDS
    GOVERNMENT BOND FUNDS         BALANCED FUNDS          INTERNATIONAL FUNDS
    DIVERSIFIED BOND FUNDS  CONSERVATIVE EQUITY FUNDS
     MUNICIPAL BOND FUNDS       SPECIALTY FUNDS
--------------------------------------------------------------------------------
                                Real Estate Fund


                                  PROSPECTUS


                               FEBRUARY 17, 1998


                               Real Estate Fund
                                 ADVISOR CLASS

                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

    American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The American Century Real Estate Fund is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    The shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated February 17, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                        Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                     1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY REAL ESTATE FUND


    The investment objective of American Century Real Estate Fund is long-term capital appreciation. Current income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry.


  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2  INVESTMENT OBJECTIVE                            AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Performance Information of Other Class ....................................    5
INFORMATION REGARDING THE FUND
Investment Policies of the Fund ...........................................    6
   Investment Objective ...................................................    6
   Investment Strategy ....................................................    6
   Investments in Real Estate .............................................    6
   Investment Philosophy ..................................................    7
Other Investment Practices, Their Characteristics
   and Risks ..............................................................    7
   U.S. Fixed Income Securities ...........................................    7
   Diversification ........................................................    8
   When-Issued Securities .................................................    8
   Rule 144A Securities ...................................................    8
   Borrowing ..............................................................    9
   Portfolio Turnover .....................................................    9
   Repurchase Agreements ..................................................    9
Futures and Options .......................................................    9
Investments in Companies with Limited
   Operating History ......................................................   10
Performance Advertising ...................................................   10


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
   Century Funds ..........................................................   12
How to Exchange from One American Century
   Fund to Another ........................................................   12
How to Redeem Shares ......................................................   12
   Special Requirements for Large Redemptions .............................   12
Telephone Services ........................................................   13
   Investors Line .........................................................   13

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   14
   When Share Price Is Determined .........................................   14
   How Share Price Is Determined ..........................................   14
   Where to Find Information About Share Price ............................   14
Distributions .............................................................   15
Taxes .....................................................................   15
   Tax-Deferred Accounts ..................................................   15
   Taxable Accounts .......................................................   15
Management ................................................................   17
   Investment Management ..................................................   17
   Performance History of the Subadvisor ..................................   18
   Performance Highlights .................................................   19
   Code of Ethics .........................................................   20
   Transfer and Administrative Services ...................................   20
Distribution of Fund Shares ...............................................   20
   Service and Distribution Fees ..........................................   20
Further Information About American Century ................................   21


PROSPECTUS                                               TABLE OF CONTENTS   3


                    TRANSACTION AND OPERATING EXPENSE TABLE

SHAREHOLDER TRANSACTION EXPENSES:


Maximum Sales Load Imposed on Purchases ...............................  none
Maximum Sales Load Imposed on Reinvested Dividends ....................  none
Deferred Sales Load ...................................................  none
Redemption Fee ........................................................  none
Exchange Fee ..........................................................  none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees ....................................................... 0.95%
12b-1 Fees(1) ......................................................... 0.50%
Other Expenses(2) ..................................................... 0.00%
Total Fund Operating Expenses ......................................... 1.45%

EXAMPLE:

You would pay the following expenses on a                      1 year   $  15
$1,000 investment, assuming a 5% annual return and            3 years      46
redemption at the end of each time period:                    5 years      79
                                                             10 years     172

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion issued to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 20.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be less than 0.01 of 1% of average net assets for the next fiscal year.

  The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Advisor Class shares. The fund offers two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "Further Information About American Century," page 21.


4  TRANSACTION AND OPERATING EXPENSE TABLE          AMERICAN CENTURY INVESTMENTS



                    PERFORMANCE INFORMATION OF OTHER CLASS

                               REAL ESTATE FUND

  The Advisor Class of the fund was established June 16, 1997, however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class shares. The Investor Class shares have a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

  The Financial Highlights for each of the periods presented has been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request without charge. The information presented is for a share outstanding throughout the years ended
October 31, except as noted.

                                                                     1997        1996         1995(1)


PER-SHARE DATA

Net Asset Value, Beginning of Period .............................  $12.29       $9.82        $10.00
                                                                    ------       -----        ------
Income From Investment Operations

   Net Investment Income .........................................  0.67(2)      0.55          0.07

   Net Realized and Unrealized Gain (Loss) on Investments ........   4.13        2.27         (0.25)
                                                                    ------       -----        ------
   Total From Investment Operations ..............................   4.80        2.82         (0.18)
                                                                    ------       -----        ------
Distributions to Shareholders

   From Net Investment Income ....................................  (0.48)      (0.35)          --

   From Net Realized Gains on Investment Transactions ............  (0.55)        --            --
                                                                    ------       -----        ------
   Total Distributions ...........................................  (1.03)      (0.35)          --
                                                                    ------      ------        ------
Net Asset Value, End of Period ...................................  $16.06      $12.29         $9.82
                                                                    ======      ======        ======
   Total Return(3) ...............................................  40.69%      29.28%        (1.80)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ................   1.17%       1.00%       1.50%(4)

Ratio of Operating Expenses to Average Net Assets
   (before expense waivers and reimbursements) ................... 1.82%(5)    6.83%(5)    14.83%(4)(5)

Ratio of Net Investment Income to Average Net Assets .............   4.48%       5.84%       6.66%(4)

Ratio of Net Investment Income to Average Net Assets
   (before expense waivers and reimbursements) ................... 3.84%(5)    0.01%(5)    (6.67)%(4)(5)

Portfolio Turnover Rate ..........................................    69%         86%           --

Average Commission Paid per Share of Equity Security Traded ......  $0.0528     $0.0545         --

Net Assets, End of Period (in thousands) .........................  $76,932     $7,209        $2,983

----------

(1)  September 21, 1995 (inception) through October 31, 1995.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions,  if any. Total return for periods less than one year are not annualized.

(4)  Annualized.

(5) During the periods ended October 31, 1996 and October 31, 1995 and for a portion of the period ended October 31, 1997, RREEF Real Estate Securities
     Advisers L.P. voluntarily agreed to waive its management fee and reimburse certain expenses incurred by the fund. The Custodian offset part of its fees for balance credits given to the fund.


PROSPECTUS                            PERFORMANCE INFORMATION OF OTHER CLASS  5


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT OBJECTIVE


    The fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There can be no assurance that the fund will achieve its investment objective.


INVESTMENT STRATEGY


    Under normal conditions, the fund will invest not less than 80% of its total assets in equity securities of companies which are real estate investment trusts (REITs) or are principally engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the manager, at the time its securities are purchased by the fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity REITs and real estate master limited partnerships, mortgage REITs, and real estate brokers and developers. See "Investments in Real Estate," this page.


    The fund may also invest up to 20% of its total assets in other securities. Other securities may include debt securities and equity securities of companies not principally engaged in the real estate industry. (See "U.S. Fixed Income Securities," page 7.)

    REITs pool investor funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
Hybrid  REITs  combine the  characteristics  of both equity  REITs and  mortgage
REITs.

INVESTMENTS IN REAL ESTATE


    The fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of REITs and companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addition, the fund may incur losses due to environmental problems. If there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.



6  INFORMATION REGARDING THE FUND                   AMERICAN CENTURY INVESTMENTS


    Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act. By investing in REITs indirectly through the fund, a shareholder will bear not only a proportionate share of the expenses of the fund, but also indirectly, similar expenses of the REITs, including compensation of management.

    To the extent the fund is invested in debt securities (including asset backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

    The fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the fund may present greater risk and volatility to an investor than an investment in a diversified investment company.

INVESTMENT PHILOSOPHY

    The investment philosophy of the fund is premised upon the belief that successful investing in real estate securities requires in-depth knowledge of the securities market and a complete understanding of the factors influencing the performance of real estate assets. The fund strives to provide superior performance via investment in a select group of real estate securities with strong cash flow growth potential and, therefore, the capacity for sustained dividend increases.

    The fund's approach is initially driven by an internally-generated systematic assessment of changing real estate markets, an important input to sound investment decisions. The subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and screens markets to identify areas of risk and opportunity, and will focus investment activity in property types and geographic areas it identifies as growth sectors.

    This fundamental approach focuses on identifying changes in property level net operating income and the impact on the ultimate stock performance of individual REITs. It requires extensive local research on property markets across the United States, direct inspection of individual property assets, and familiarity with company management and operating strategies. Rigorous securities analyses are performed to identify investments with unappreciated potential to produce superior, long-term returns. Strategic sector allocations are directed by the subadvisor's Strategic Investment Committee, which has become increasingly more important as sectors have grown and as attractive companies have emerged in each major sector.

    This approach can be broken down into three areas. First, it involves a macroeconomic review of supply-demand characteristics and the outlook for economic growth within specific markets. Next, it involves a top-down analysis of the relative pricing of real estate securities. Finally, a fundamental analysis of each REIT portfolio on a property-by-property basis coupled with a review of the company's management depth, financial structure, and business strategy is performed.

    In managing the fund, the subadvisor uses a nationwide network of real estate professionals employed by RREEF America L.L.C. and its affiliates to assist in evaluating and monitoring properties held by public REITs. (See "Investment Management," page 17.)

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "Investment Restrictions" in the Statement of Additional Information.

U.S. FIXED INCOME SECURITIES

    The fund may invest in fixed income securities for income or as a defensive strategy when the manager


PROSPECTUS                                     INFORMATION REGARDING THE FUND  7


believes adverse economic or market conditions exist. As a temporary defensive strategy, the manager may invest part or all of the fund's assets in debt securities. Fixed income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Generally, the debt securities in which the fund may invest are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Service, Inc. or Standard and Poor's Corporation or that are unrated but deemed to be of comparable quality by the manager. For a description of fixed income securities ratings, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

    Securities   rated  in  the  lowest   investment-grade   category  may  have
speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. The fund may invest in securities below investment grade although the fund will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Such bonds are considered speculative. In the event of a downgrade of a debt security held by the fund to below investment grade, the fund is not automatically required to sell the issue, but the manager will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, sales will be made as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less. When the manager believes that economic or market conditions require a more defensive strategy, the fund's assets may be invested without limitation in cash or cash equivalents such as obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or high quality money market instruments such as notes, certificates of deposit or bankers' acceptances.

DIVERSIFICATION

    The fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, which means the fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. (See "
Distributions," page 15, and "Taxes," page 15.) To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The fund's investments in U.S. government securities are not subject to these limitations.


WHEN-ISSUED SECURITIES

    The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.


8  INFORMATION REGARDING THE FUND                   AMERICAN CENTURY INVESTMENTS


    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

BORROWING

    The fund's investment restrictions allow the fund to borrow money, for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33-1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

PORTFOLIO TURNOVER

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or the subadvisor determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

    The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    The fund may enter into repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to its investment policies. A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund.

    The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.

    The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the manager pursuant to criteria adopted by the fund's Board of Directors.


FUTURES AND OPTIONS

    The fund may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the



PROSPECTUS                                     INFORMATION REGARDING THE FUND  9



S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity

    The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

INVESTMENTS IN COMPANIES WITH LIMITED
OPERATING HISTORY

    The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    The fund will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.


PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Advisor Class and the other classes offered by the fund.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a


10  INFORMATION REGARDING THE FUND                  AMERICAN CENTURY INVESTMENTS


table, graph or other illustration. In addition, fund performance may be compared to well known indices of market performance, such as Morgan Stanley
REIT Index, NAREIT Equity-Less Health Care Index, Standard & Poor's 500 Composite Stock Price Index and Wilshire REIT Only Index. The performance of the fund may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                                    INFORMATION REGARDING THE FUND  11


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem Advisor Class shares of the fund offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

    The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through you employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a fund, see "Investments Policies of the Funds," page 6, or call an Institutional Service Representative at 1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See " When Share Price is Determined," page 14.

    We may discontinue offering shares generally in the fund (including any class of shares of the fund) or in any particular state without notice to shareholders.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

    Exchanges are made at the respective net asset value, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges maybe subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," this page.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price is Determined," page 14. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any


12 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS

one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

    If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provided the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem fund shares through a redemption in kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemption's and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE


    To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call an Institutional Service Representative at 1-800-345-3533.



PROSPECTUS                   HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  13


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders in the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset value of Investor Class shares of the fund will be published in leading newspapers daily when the fund has met the minimum requirements for such listing. Because the total expense ratio for the Advisor Class is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The Advisor Class of each fund may be obtained by calling us.


     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


DISTRIBUTIONS

    Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59-1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.


    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

    Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

    The fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If Advisor Class shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS


    If Advisor Class shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. Additionally, the fund may receive distributions of "unrecaptured Section 1250" gains from REIT. To the extent the fund receives such distributions, "unrecaptured Section 1250" gains will be distributed to shareholders of the fund. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long term capital loss to the extent of any distribution of long-term capital gains (28% or 20% rate gain) to you with respect to such shares.


    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio


PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  15


of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain). See "Distributions," page 15.


    Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return of capital" results. A "return of capital" represents a portion of a shareholder's original investment that is generally non taxable when distributed (returned) to the investor. The fund may pay a "return of capital" distribution to the shareholder by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distribution and the returns of capital are significant.


    Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


    The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC will be subject to federal income tax in all events. (See "Additional Information on Tax Issues-Taxation of Certain Mortgage REITs" in the Statement of Additional Information.)


16  ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    RREEF America, L.L.C., acting pursuant to a subadvisory agreement among it, American Century Investment Management, Inc. and the fund, makes the day-to-day investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Directors.

    On January 27, 1998, the subadvisor was acquired by RoProperty Services, B.V., a Dutch investment advisor. The subadvisor will continue to operate as RREEF America, L.L.C., a wholly-owned subsidiary of RoProperty. As a result of the acquisition, the existing subadvisory agreement between the fund, the subadvisor and American Century Investment Management, Inc., automatically terminated. In anticipation of the receipt of an Exemptive Order from the SEC allowing them to do so, the parties entered into a new subadvisory agreement which is substantially identical to the old agreement. The new subadvisory agreement will be submitted to a special meeting of fund shareholders to be held prior to May 27, 1998. The subadvisor will receive no fees other than reimbursement for actual out of pocket expenses for the period from January 27, 1998 until the date the SEC grants the Exemptive Order, which is expected to be in mid-February. Between the date of the Exemptive Order and the date the shareholders vote on the agreement, any subadvisory fees that the subadvisor would otherwise receive will be placed in an escrow account, and will be paid to the subadvisor only if shareholders approve the new subadvisory agreement. If shareholders do not approve the new subadvisory agreement, the subadvisor will only receive reimbursement of out of pocket expenses. The directors at that time will consider the appropriate action to take in that event, which may include a resubmission of the new subadvisory agreement to shareholders.


    The portfolio manager members of the subadvisor's team that manages the fund and their work experience for the last five years are as follows:


    KIM G. REDDING, Portfolio Manager, is one of the fund's primary portfolio managers. Mr. Redding is a Senior Vice President of RREEF America, L.L.C. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and prior thereto he was the President of Redding, Melchor & Company, an investment advisor. Mr. Redding has been professionally managing portfolios of real estate securities since 1987.

    KAREN J. KNUDSON, Portfolio Manager, is one of the fund's primary portfolio managers. Ms. Knudson is a Senior Vice President of RREEF America, L.L.C. Prior to joining the subadvisor, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor, and prior thereto she was the President, Director of Real Estate Research of Bailard, Biehl and Kaiser Real Estate Investment Trust. Ms. Knudson has 14 years of real estate experience, specializing in the area of real estate investment trusts.


    The   representative  of  the  investment  manager  that  will  oversee  the subadvisor's operation of the fund is as follows:

    MARK L. MALLON, Senior Vice President and Managing Director, American Century Investment Management, Inc. Mr. Mallon joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

    The activities of the manager and the subadvisor are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Advisor Class of the fund, the manager receives an annual fee of 0.95% of the average net assets of the fund.


PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  17


    On the first business day of each month, the fund pays the management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying 0.95% of the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    For subadvisory services, the manager pays the subadvisor an annual fee of 0.425% of the average net assets of the fund.


PERFORMANCE HISTORY OF THE SUBADVISOR


    While the subadvisor has limited operational history with the fund, set forth on page 19 are certain performance data, provided by the subadvisor, relating to the performance of all private accounts managed by the subadvisor using investment strategies and techniques similar to those that are used for the fund. Also set forth on page 19, for comparison, are the performances of widely recognized indices of market activity based upon the aggregate performance of selected unmanaged portfolios of publicly traded common stocks.

    The  results   presented  may  not  necessarily   equate  with  the  returns
experienced by the fund, owing to the differences in brokerage commissions, investment and management fees, the size of positions taken in relation to account size and diversification of securities, as well as other costs, such as registration fees borne by the fund but not incurred by the private accounts. Investors should not rely on the following data as an indication of future performance of the subadvisor or of the fund. Investors should be aware that the use of methods for computing performance numbers different than that used by the subadvisor with respect to its accounts could result in performance data different than that shown.


18  ADDITIONAL INFORMATION YOU SHOULD KNOW         AMERICAN CENTURY INVESTMENTS


                            PERFORMANCE HIGHLIGHTS
                               (See Notes Below)


ANNUALIZED RETURNS FROM OCTOBER 1987 THROUGH DECEMBER 1997

RREEF Real Estate Securities Advisers

     Before Fees ......................................  19.7%

     After Fees .......................................  19.0%

NAREIT Equity Less Healthcare .........................  16.0%

Wilshire REIT Index ...................................  15.0%

                                                For the Years Ended December 31,

                                           1988      1989     1990     1991    1992      1993     1994     1995    1996     1997
ANNUAL TIME-WEIGHTED RETURNS

RREEF Real Estate Securities Advisers

  Before Fees ...........................  8.2%    7.7%   (4.8)%    32.9%    29.4%    19.0%     4.8%    13.9%    41.1%    25.8%

  After Fees ............................  6.8%    6.1%   (6.4)%    30.9%    28.1%    18.0%     4.3%    13.0%    40.3%    25.1%

NAREIT Equity Less Healthcare ...........  15.8%   4.6%  (23.6)%    29.4%    20.7%    18.7%     3.0%    14.2%    36.4%    20.5%

Wilshire REIT Index .....................  17.5%   2.7%  (23.4)%    23.8%    15.3%    15.2%     2.7%    12.2%    37.0%    19.7%

  Notes:  The  subadvisor's   "After  Fees"  performance   includes   reinvested
dividends, capital gains and losses, and deducts advisory fees (generally between 0.65% and 0.75%) and other account expenses. The subadvisor's "Before Fees" performance is presented before applicable advisory fees and reflects growth investment results. Other indices noted do not deduct advisory fees. Past performance indicated for the subadvisor relates to all discretionary accounts managed using investment strategies and techniques similar to those used by the fund, and includes, for the period prior to July 1993, performance under a predecessor advisor (K.G. Redding & Associates) using the same investment approach and under the same primary portfolio manager. Past performance is not necessarily indicative of future results nor can it be assumed that any recommendations will be profitable.


    The Wilshire REIT Index is a market capitalization weighted index comprised of 110 equity REITS as of December 1997. It does not include special purpose or healthcare REITS. The NAREIT Equity without Healthcare Index is a market capitalization weighted index comprised of 169 REITS, as of December 1997, with 75% or greater of their gross assets invested in equity ownership of real estate and excludes healthcare REITS.



PROSPECTUS                            ADDITIONAL INFORMATION YOU SHOULD KNOW  19


CODE OF ETHICS

  The fund and the manager have adopted a Code of Ethics, as has the subadvisor, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the fund and manager's Code of Ethics and the subadvisor's Code of Ethics require that employees with access to information about the purchase or sale of securities in the fund obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, both Codes of Ethics prohibit acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. The subadvisor's Code of Ethics provides that upon approval of the compliance officer, certain acquisitions of securities in an initial public offering may be permitted, but that such approval will be granted only in extraordinary circumstances. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

  American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

  From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

  The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.


  Pursuant  to  a   Sub-Administration   Agreement   with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.


DISTRIBUTION OF FUND SHARES


  The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Investor Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

  Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


SERVICE AND DISTRIBUTION FEES

  Rule 12b-1 adopted by the Securities and Exchange commission under the Investment company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Directors and the initial shareholder of the fund's Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the fund pays a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager, as paying agent for the funds, to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

  The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information abut the Plan and its terms, see "Master Distribution and Shareholder Services Plan"


20  Additional Information You Should Know          American Century Investments


in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Capital Portfolios, Inc. the issuer of the fund, was organized as a Maryland corporation on June 14, 1993.

    American Century Capital Portfolios, Inc. is a diversified, open-end management investment company whose shares were first offered for sale September 1, 1993. Its business and affairs are managed by its officers under the direction of its Board of Directors.

    The American Century Real Estate Fund commenced operations June 16, 1997, after the RREEF Real Estate Securities Fund merged into the fund. As a successor to the RREEF fund, the prior performance history of the RREEF fund will continue in the fund.


    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).


    American Century Capital Portfolios, Inc. currently issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American   Century  offers  three  classes  of  the  fund  offered  by  this
Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.


    The Investor Class is primarily made available to retail investors. The Institutional Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker- dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional Class of shares call an Institutional Service Representative at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.


    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    We reserve the right to change any of our policies, practices and procedures described in this Prospectus, including the Statement of Additional Information, without shareholder approval except in those instances where shareholder approval is expressly required.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW           21


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

INTERNET: WWW.AMERICANCENTURY.COM

                            [american century logo]
                                    American
                                Century(reg.sm)

9802           [recycled logo]
SH-BKT-10829      Recycled

                                   PROSPECTUS

                            [american century logo]
                                    American
                                Century(reg.sm)


                               FEBRUARY 17, 1998


                                   AMERICAN
                                    CENTURY
                                     GROUP

                               Real Estate Fund

INSTITUTIONAL CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------
        Benham                American Century           Twentieth Century
     Group(reg. tm)                 Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
                              Real Estate Fund



                                  PROSPECTUS
                               FEBRUARY 17, 1998


                               Real Estate Fund
                              INSTITUTIONAL CLASS

                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

    American Century Capital Portfolios, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The American Century Real Estate Fund is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

    The shares offered in this Prospectus (the Institutional Class shares) are sold at their net asset value with no sales charges or commissions.

    The Institutional Class shares are available for purchase by large institutional shareholders, such as bank trust departments, corporations, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies or participant-directed employer-sponsored retirement plans.


    This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated February 17, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street * P.O. Box 419385
                Kansas City, Missouri 64141-6385 * 1-800-345-3533
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-345-1833 * In Missouri: 816-444-3038
                        Internet: www.americancentury.com

    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                       INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY REAL ESTATE FUND


    The investment objective of American Century Real Estate Fund is long-term capital appreciation. Current income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry.


  There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVE                   AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objective of the Fund ..........................................    2
Transaction and Operating Expense Table ...................................    4
Financial Highlights ......................................................    5
Performance Information of Other Class ....................................    6


INFORMATION REGARDING THE FUND


Investment Policies of the Fund ...........................................    7
    Investment Objective ..................................................    7
    Investment Strategy ...................................................    7
    Investments in Real Estate ............................................    7
    Investment Philosophy .................................................    8
Other Investment Practices, Their Characteristics
  and Risks ...............................................................    8
    U.S. Fixed Income Securities ..........................................    9
    Diversification .......................................................    9
    When-Issued Securities ................................................    9
    Rule 144A Securities ..................................................    9
    Borrowing .............................................................   10
    Portfolio Turnover ....................................................   10
    Repurchase Agreements .................................................   10
Futures and Options .......................................................   10
Investments in Companies with Limited
    Operating History .....................................................   11
Performance Advertising ...................................................   11


HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ..............................................   13
Investing in American Century .............................................   13
How to Open an Account ....................................................   13
            By Mail .......................................................   13
            By Wire .......................................................   13
            By Exchange ...................................................   13
            In Person .....................................................   14
       Subsequent Investments .............................................   14
            By Mail .......................................................   14
            By Telephone ..................................................   14
            By Wire .......................................................   14
            In Person .....................................................   14
       Automatic Investment Plan ..........................................   14
       Minimum Investment .................................................   14
How to Exchange from One Account to Another ...............................   14
            By Mail .......................................................   15
            By Telephone ..................................................   15
How to Redeem Shares ......................................................   15
            By Mail .......................................................   15
            By Telephone ..................................................   15
            By Check-A-Month ..............................................   15
            Other Automatic Redemptions ...................................   15
       Redemption Proceeds ................................................   15
            By Check ......................................................   15
            By Wire and ACH ...............................................   15
       Special Requirements for Large Redemptions .........................   15
Signature Guarantee .......................................................   16
Special Shareholder Services ..............................................   16
            Open Order Service ............................................   16
            Tax-Qualified Retirement Plans ................................   17
Important Policies Regarding Your Investments .............................   17
Reports to Shareholders ...................................................   17
Customers of Banks, Broker-Dealers and Other
  Financial Intermediaries ................................................   18

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price ...............................................................   19
    When Share Price Is Determined ........................................   19
    How Share Price Is Determined .........................................   19
    Where to Find Information About Share Price ...........................   20
Distributions .............................................................   20
Taxes .....................................................................   20
    Tax-Deferred Accounts .................................................   20
    Taxable Accounts ......................................................   20
Management ................................................................   22
    Investment Management .................................................   22
    Performance History of the Subadvisor .................................   23
    Performance Highlights ................................................   24
    Code of Ethics ........................................................   25
    Transfer and Administrative Services ..................................   25
Distribution of Fund Shares ...............................................   25
Further Information About American Century ................................   25


PROSPECTUS                                        TABLE OF CONTENTS       3


                    TRANSACTION AND OPERATING EXPENSE TABLE


SHAREHOLDER TRANSACTION EXPENSES:


Maximum Sales Load Imposed on Purchases ............................. none
Maximum Sales Load Imposed on Reinvested Dividends .................. none
Deferred Sales Load ................................................. none
Redemption Fee ...................................................... none
Exchange Fee ........................................................ none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees .....................................................1.00%
12b-1 Fees .......................................................... none
Other Expenses(1) ...................................................0.00%
Total Fund Operating Expenses .......................................1.00%

EXAMPLE:

You would pay the following expenses on a                  1 year     $ 10
$1,000 investment, assuming a 5% annual return and        3 years       32
redemption at the end of each time period:                5 years       55
                                                         10 years      122

(1) OTHER EXPENSES, WHICH INCLUDES THE FEES AND EXPENSES (INCLUDING LEGAL COUNSEL FEES) OF THOSE DIRECTORS WHO ARE NOT "INTERESTED PERSONS" AS DEFINED IN THE INVESTMENT COMPANY ACT, ARE EXPECTED TO BE LESS THAN 0.01 OF 1% OF AVERAGE NET ASSETS FOR THE NEXT FISCAL YEAR.

  The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

  NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The shares offered by this Prospectus are Institutional Class shares. The fund offers two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other classes. For additional information about the various classes, see "FURTHER INFORMATION ABOUT AMERICAN CENTURY," page 25.


4    TRANSACTION AND OPERATING EXPENSE TABLE     AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                               REAL ESTATE FUND


  The Financial Highlights for the period presented has been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding for the period June 16, 1997 (commencement of sale) through October 31, 1997.

                                                                     1997(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period ...........................      $14.24
                                                                     --------
Income From Investment Operations

  Net Investment Income(2) .....................................       0.28

  Net Realized and Unrealized Gain (Loss) on Investments .......       1.63
                                                                     --------
  Total From Investment Operations .............................       1.91
                                                                     --------
Distributions to Shareholders

  From Net Investment Income ...................................      (0.09)
                                                                     --------
Net Asset Value, End of Period .................................      $16.06
                                                                     ========
  Total Return(3) ..............................................      13.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ..............    1.00%(4)

Ratio of Net Investment Income to Average Net Assets ...........    4.85%(4)

Portfolio Turnover Rate ........................................      69%

Average Commission Paid per Share of Equity Security Traded ....     $0.0528

Net Assets, End of Period (in thousands) .......................     $13,365

----------
(1)  JUNE 16, 1997 (COMMENCEMENT OF SALE) THROUGH OCTOBER 31,1997.

(2)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3)  TOTAL  RETURN   ASSUMES   REINVESTMENT   OF  DIVIDENDS  AND  CAPITAL  GAINS
     DISTRIBUTIONS, IF ANY. TOTAL RETURN IS NOT ANNUALIZED.

(4) ANNUALIZED.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5


                    PERFORMANCE INFORMATION OF OTHER CLASS
                               REAL ESTATE FUND

  The Institutional Class of the fund was established June 16, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.20% higher than the Institutional Class. Had the Institutional Class been in existence for the fund for the time periods presented, the fund's performance information would be higher as a result of the additional expense.

  The Financial Highlights for the periods presented have been audited by Deloitte & Touche LLP, independent auditors, whose report thereon appears in the fund's annual report which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
October 31, except as noted.

                                           1997                1996            1995(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ...................   $12.29              $9.82             $10.00
                                         --------            --------          --------
Income From Investment Operations

  Net Investment Income ...............  0.67(2)               0.55               0.07

  Net Realized and Unrealized
  Gain (Loss) on Investments ..........     4.13               2.27             (0.25)
                                         --------            --------          --------
  Total From Investment Operations ....     4.80               2.82             (0.18)
                                         --------            --------          --------
Distributions to Shareholders

  From Net Investment Income ..........   (0.48)              (0.35)              --

  From Net Realized Gains
  on Investment Transactions ..........   (0.55)                --                --
                                         --------            --------          --------
  Total Distributions .................   (1.03)              (0.35)              --
                                         --------            --------          --------
Net Asset Value, End of Period ........   $16.06              $12.29             $9.82
                                         ========            ========          ========
  Total Return(3) .....................   40.69%              29.28%           (1.80)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .................    1.17%               1.00%          1.50%(4)

Ratio of Operating Expenses
to Average Net Assets
  (before expense waivers
  and reimbursements) ................. 1.82%(5)            6.83%(5)         14.83%(4)(5)

Ratio of Net Investment
Income to Average Net Assets ..........    4.48%               5.84%          6.66%(4)

Ratio of Net Investment
Income to Average Net Assets
  (before expense waivers
  and reimbursements) .................   3.84%(5)            0.01%(5)         (6.67)%(4)(5)

Portfolio Turnover Rate ...............        69%                 86%              --

Average Commission Paid per
Share of Equity Security Traded .......    $0.0528             $0.0545              --

Net Assets, End of Period
(in thousands) ........................    $76,932             $7,209             $2,983

----------
(1) SEPTEMBER 21, 1995 (INCEPTION) THROUGH OCTOBER 31, 1995.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN
    DISTRIBUTIONS, IF ANY. TOTAL RETURN FOR PERIODS LESS THAN ONE
    YEAR ARE NOT ANNUALIZED.

(4) ANNUALIZED.

(5) DURING THE  PERIODS  ENDED  OCTOBER  31, 1996 AND OCTOBER 31, 1995 AND FOR A
    PORTION OF THE PERIOD ENDED OCTOBER 31, 1997,  RREEF REAL ESTATE  SECURITIES
    ADVISERS L.P.  VOLUNTARILY  AGREED TO WAIVE ITS MANAGEMENT FEE AND REIMBURSE
    CERTAIN EXPENSES INCURRED BY THE FUND. THE CUSTODIAN OFFSET PART OF ITS FEES
    FOR BALANCE CREDITS GIVEN TO THE FUND.


6     PERFORMANCE INFORMATION OF OTHER CLASS     AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

    The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT OBJECTIVE


    The fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective. The fund seeks to achieve its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. There can be no assurance that the fund will achieve its investment objective.


INVESTMENT STRATEGY


    Under normal conditions, the fund will invest not less than 80% of its total assets in equity securities of companies which are real estate investment trusts (REITs) or are principally engaged in the real estate industry. Equity securities include common stock, preferred stock and securities convertible into common stock. A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the manager, at the time its securities are purchased by the fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity REITs and real estate master limited partnerships, mortgage REITs, and real estate brokers and developers. See "INVESTMENTS IN REAL ESTATE," this page.


    The fund may also invest up to 20% of its total assets in other securities. Other securities may include debt securities and equity securities of companies not principally engaged in the real estate industry. (See "U.S. FIXED INCOME SECURITIES," page 9.)

    REITs pool investor funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.
Hybrid  REITs  combine the  characteristics  of both equity  REITs and  mortgage
REITs.

INVESTMENTS IN REAL ESTATE


    The fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of REITs and companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addition, the fund may incur losses due to environmental problems. If there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.



PROSPECTUS                           INFORMATION REGARDING THE FUND       7


    Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act. By investing in REITs indirectly through the fund, a shareholder will bear not only a proportionate share of the expenses of the fund, but also indirectly, similar expenses of the REITs, including compensation of management.

    To the extent the fund is invested in debt securities (including asset backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and, conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

    The fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the fund may present greater risk and volatility to an investor than an investment in a diversified investment company.

INVESTMENT PHILOSOPHY

    The investment philosophy of the fund is premised upon the belief that successful investing in real estate securities requires in-depth knowledge of the securities market and a complete understanding of the factors influencing the performance of real estate assets. The fund strives to provide superior performance via investment in a select group of real estate securities with strong cash flow growth potential and, therefore, the capacity for sustained dividend increases.

    The fund's approach is initially driven by an internally-generated systematic assessment of changing real estate markets, an important input to sound investment decisions. The subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and screens markets to identify areas of risk and opportunity, and will focus investment activity in property types and geographic areas it identifies as growth sectors.

    This fundamental approach focuses on identifying changes in property level net operating income and the impact on the ultimate stock performance of individual REITs. It requires extensive local research on property markets across the United States, direct inspection of individual property assets, and familiarity with company management and operating strategies. Rigorous securities analyses are performed to identify investments with unappreciated potential to produce superior, long-term returns. Strategic sector allocations are directed by the subadvisor's Strategic Investment Committee, which has become increasingly more important as sectors have grown and as attractive companies have emerged in each major sector.

    This approach can be broken down into three areas. First, it involves a macroeconomic review of supply-demand characteristics and the outlook for economic growth within specific markets. Next, it involves a top-down analysis of the relative pricing of real estate securities. Finally, a fundamental analysis of each REIT portfolio on a property-by-property basis coupled with a review of the company's management depth, financial structure, and business strategy is performed.

    In managing the fund, the subadvisor uses a nationwide network of real estate professionals employed by RREEF America L.L.C. and its affiliates to assist in evaluating and monitoring properties held by public REITs. (See "INVESTMENT MANAGEMENT," page 22.)

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.


8      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


U.S. FIXED INCOME SECURITIES

    The fund may invest in fixed income securities for income or as a defensive strategy when the manager believes adverse economic or market conditions exist. As a temporary defensive strategy, the manager may invest part or all of the fund's assets in debt securities. Fixed income securities are affected primarily by changes in interest rates. The prices of these securities tend to rise when interest rates fall, and conversely fall when interest rates rise. Generally, the debt securities in which the fund may invest are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or that are unrated but deemed to be of comparable quality by the manager. For a description of fixed income securities ratings, see "AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS" in the Statement of Additional Information.

    Securities   rated  in  the  lowest   investment-grade   category  may  have
speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. The fund may invest in securities below investment grade although the fund will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Such bonds are considered speculative. In the event of a downgrade of a debt security held by the fund to below investment grade, the fund is not automatically required to sell the issue, but the manager will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, sales will be made as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less. When the manager believes that economic or market conditions require a more defensive strategy, the fund's assets may be invested without limitation in cash or cash equivalents such as obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or high quality money market instruments such as notes, certificates of deposit or bankers' acceptances.

DIVERSIFICATION

    The fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, which means the fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code, so that it will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. (See "DISTRIBUTIONS," page 20, and "TAXES," page 20.) To so qualify, among other requirements, the fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. The fund's investments in U.S. government securities are not subject to these limitations.


WHEN-ISSUED SECURITIES

    The fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of management, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

    The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's


PROSPECTUS                           INFORMATION REGARDING THE FUND       9


criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

    With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that, while the Board retains ultimate responsibility, it may delegate this function to the manager. Accordingly, the Board has established guidelines and procedures for determining the liquidity of Rule 144A securities and has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Since the secondary market for such securities is limited to certain qualified institutional buyers, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

BORROWING

    The fund's investment restrictions allow the fund to borrow money, for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33(1)/(3)% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

PORTFOLIO TURNOVER

    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it or the subadvisor determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.

    The portfolio turnover of the fund may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

    The fund may enter into repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to its investment policies. A repurchase agreement occurs when the fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the SEC to be a loan by the fund.

    The fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.

    The fund will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the manager pursuant to criteria adopted by the fund's Board of Directors.


FUTURES AND OPTIONS

    The fund may invest in financial contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in


10     INFORMATION REGARDING THE FUND          AMERICAN CENTURY INVESTMENTS


value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long-or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash or high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

INVESTMENTS IN COMPANIES WITH LIMITED
OPERATING HISTORY

    The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    The fund will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

PERFORMANCE ADVERTISING

    From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return. Performance data may be quoted separately for the Institutional Class and the other classes offered by the fund.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects the fund's income over a stated period expressed as a percentage of the fund's share price.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    The fund also may include in advertisements data


PROSPECTUS                             INFORMATION REGARDING THE FUND     11


comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well known indices of market performance, such as Morgan Stanley REIT Index, NAREIT Equity-Less Health Care Index, Standard & Poor's 500 Composite Stock Price Index and Wilshire REIT Only Index. The performance of the fund may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text.

    All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


12      INFORMATION REGARDING THE FUND         AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

    The fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-3533 for a brochure or prospectuses for the other funds in the American Century Investments family.


    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.


INVESTING IN AMERICAN CENTURY

    The following section explains how to invest with American Century, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "MINIMUM INVESTMENT," page 14, and "CUSTOMERS OF BANKS, BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES," page 18.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64141

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see BANK TO BANK INFORMATION below.

*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.

*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number.

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether Traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-3533 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page 14 for more information on exchanges.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       13


IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri

    4917 Town Center Drive
    Leawood, Kansas

    1665 Charleston Road
    Mountain View, California

    2000 S. Colorado Blvd.
    Denver, Colorado

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "AUTOMATIC INVESTMENT PLAN," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (PLEASE BE AWARE THAT THE INVESTMENT MINIMUM FOR SUBSEQUENT INVESTMENTS IS HIGHER WITHOUT AN INVESTMENT SLIP.)

BY TELEPHONE

    Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Institutional Service Representative.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 13 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Institutional Service Representatives.

MINIMUM INVESTMENT

    The minimum investment is $5 million ($3 million for endowments and foundations). If you invest with us through a bank, broker-dealer or other financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class shares.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum initial investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds (see "WHEN SHARE PRICE IS DETERMINED," page 19).

    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount


14 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


of at least $50 per month. See our Investor Services Guide for further information about exchanges.


    If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with our policy on large redemptions (see "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS," on this page).


BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE


    You can make  exchanges  over the  telephone  if you have  authorized  us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling an Institutional Service Representative at 1-800-345-3533 to get the appropriate form.


HOW TO REDEEM SHARES


    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received. For large redemptions, please read "SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS," on this page.


    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send you upon request, or by a letter to us. Certain redemptions may require a signature guarantee (see "SIGNATURE GUARANTEE," page 16).

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Institutional Service Representative.

BY CHECK-A-MONTH

    You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS


    You may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call an Institutional Service Representative.


REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

    We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates the fund make certain redemptions in cash. This requirement to pay redemptions in cash applies to situations where one shareholder redeems, during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation


PROSPECTUS            HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS      15


will also normally be paid in cash, we reserve the right under unusual circumstances to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind").

    If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided without prior notice.

    If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

    Despite the fund's right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee would be required when:

    *  redeeming more than $25,000; or

    * establishing or increasing a Check-A-Month or automatic transfer on an existing account.

    You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

    Our special shareholder services include:

OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.


16 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


TAX-QUALIFIED RETIREMENT PLANS

    This fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *  Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment manager will not be responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that


PROSPECTUS             HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS     17


reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction. See the Investor Services Guide for more detail.

    CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

    No later than January 31 of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully as they will help you better understand your fund.

CUSTOMERS OF BANKS, BROKER-DEALERS
AND OTHER FINANCIAL INTERMEDIARIES

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through a bank, broker-dealer or other financial intermediary.

    If you own or are considering purchasing fund shares through a bank, broker-dealer or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.


    You may reach an Institutional Service Representative by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your financial intermediary.



18 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except funds issued by the American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.


    Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or our agents or designees before the time as of which the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the next day the Exchange is open.


    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through a bank, financial advisor or other financial intermediary, it is the responsibility of your financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.


    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       19


WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset value of Investor Class shares of the fund will be published in leading newspapers daily when the fund has met the minimum requirements for such listing. The net asset value of the Institutional Class of each fund may be obtained by calling us.

DISTRIBUTIONS

    Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code and Regulations, in all events in a manner consistent with the provisions of the Investment Company Act.


    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders in taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.


    A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.

    Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "TAXES," this page.

TAXES

    The fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan (excluding participant-directed employer-sponsored retirement plans, which are ineligible to invest in Institutional Class shares), income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account on a tax-deferred basis.

TAXABLE ACCOUNTS


    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term gains regardless of the length of time you have held the shares. Additionally, the fund may receive distributions of "unrecaptured Section 1250" gains from REIT. To the extent the fund receives such distributions, "unrecaptured Section 1250" gains will be distributed to shareholders of the fund. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long term capital loss to the extent of any distribution of long-term capital gains (28% or 20% rate gain) to you with respect to such shares.


    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio


20    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS



securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gains). See "DISTRIBUTIONS," page 20.

    Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return of capital" results. A "return of capital" represents a portion of a shareholder's original investment that is generally non taxable when distributed (returned) to the investor. The fund may pay a "return of capital" distribution to the shareholders by distributing more cash than its taxable income. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.


    Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year end, American Century may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code and Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed. This charge is not refundable.


    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10% (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


    The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC will be subject to federal income tax in all events. (See "ADDITIONAL INFORMATION ON TAX ISSUES-TAXATION OF CERTAIN MORTGAGE REITS" in the Statement of Additional Information.)


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       21


MANAGEMENT

INVESTMENT MANAGEMENT

    Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.


    RREEF America, L.L.C., acting pursuant to a subadvisory agreement among it, American Century Investment Management, Inc. and the fund, makes the day-to-day investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions under the supervision of the manager and the Board of Directors.

    On January 27, 1998, the subadvisor was acquired by RoProperty Services, B.V., a Dutch investment advisor. The subadvisor will continue to operate as RREEF America, L.L.C., a wholly-owned subsidiary of RoProperty. As a result of the acquisition, the existing subadvisory agreement between the fund, the subadvisor and American Century Investment Management, Inc., automatically terminated. In anticipation of the receipt of an Exemptive Order from the SEC allowing them to do so, the parties entered into a new subadvisory agreement which is substantially identical to the old agreement. The new subadvisory agreement will be submitted to a special meeting of fund shareholders to be held prior to May 27, 1998. The subadvisor will receive no fees other than reimbursement for actual out of pocket expenses for the period from January 27, 1998 until the date the SEC grants the Exemptive Order, which is expected to be in mid-February. Between the date of the Exemptive Order and the date the shareholders vote on the agreement, any subadvisory fees that the subadvisor would otherwise receive will be placed in an escrow account, and will be paid to the subadvisor only if shareholders approve the new subadvisory agreement. If shareholders do not approve the new subadvisory agreement, the subadvisor will only receive reimbursement of out of pocket expenses. The directors at that time will consider the appropriate action to take in that event, which may include a resubmission of the new subadvisory agreement to shareholders.


    The portfolio manager members of the subadvisor's team that manages the fund and their work experience for the last five years are as follows:


    KIM G. REDDING, Portfolio Manager, is one of the fund's primary portfolio managers. Mr. Redding is a Senior Vice President of RREEF America, L.L.C. From 1990 to 1993, he was a principal in K.G. Redding & Associates, an investment advisor, and prior thereto he was the President of Redding, Melchor & Company, an investment advisor. Mr. Redding has been professionally managing portfolios of real estate securities since 1987.

    KAREN J. KNUDSON, Portfolio Manager, is one of the fund's primary portfolio managers. Ms. Knudson is a Senior Vice President of RREEF America, L.L.C. Prior to joining the subadvisor, she was Senior Vice President and Chief Financial Officer of Security Capital Group, an investment advisor, and prior thereto she was the President, Director of Real Estate Research of Bailard, Biehl and Kaiser Real Estate Investment Trust. Ms. Knudson has 14 years of real estate experience, specializing in the area of real estate investment trusts.


    The   representative  of  the  investment  manager  that  will  oversee  the subadvisor's operation of the fund is as follows:

    MARK L. MALLON, Senior Vice President and Managing Director, American Century Investment Management, Inc. Mr. Mallon joined American Century in April 1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990.

    The activities of the manager and the subadvisor are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

    For the services provided to the Institutional Class


22    ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


of the fund, the manager receives an annual fee of 1.00% of the average net assets of the fund.

    On the first business day of each month, the fund pays the management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying 1.00% of the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    For subadvisory services, the manager pays the subadvisor an annual fee of 0.425% of the average net assets of the fund.

PERFORMANCE HISTORY OF THE SUBADVISOR

    While the subadvisor has limited operational history with the fund, set forth on page 24 are certain performance data, provided by the subadvisor, relating to the performance of all private accounts managed by the subadvisor using investment strategies and techniques similar to those that are used for the fund. Also set forth on page 24, for comparison, are the performances of widely recognized indices of market activity based upon the aggregate performance of selected unmanaged portfolios of publicly traded common stocks.

    The  results   presented  may  not  necessarily   equate  with  the  returns
experienced by the fund, owing to the differences in brokerage commissions, investment and management fees, the size of positions taken in relation to account size and diversification of securities, as well as other costs, such as registration fees borne by the fund but not incurred by the private accounts. Investors should not rely on the following data as an indication of future performance of the subadvisor or of the fund. Investors should be aware that the use of methods for computing performance numbers different than that used by the subadvisor with respect to its accounts could result in performance data different than that shown.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       23


                            PERFORMANCE HIGHLIGHTS
                               (See Notes Below)


ANNUALIZED RETURNS FROM OCTOBER 1987 THROUGH DECEMBER 1997

RREEF Real Estate Securities Advisers
  Before Fees ....................................................  19.7%
  After Fees .....................................................  19.0%
NAREIT Equity Less Healthcare ....................................  16.0%
Wilshire REIT Index ..............................................  15.0%



                                                               For the Years Ended December 31,

                                        1988   1989     1990    1991    1992    1993    1994    1995    1996    1997

ANNUAL TIME-WEIGHTED RETURNS

RREEF Real Estate Securities Advisers
  Before Fees ........................  8.2%   7.7%    (4.8)%   32.9%   29.4%   19.0%    4.8%   13.9%   41.1%   25.8%
  After Fees .........................  6.8%   6.1%    (6.4)%   30.9%   28.1%   18.0%    4.3%   13.0%   40.3%   25.1%
NAREIT Equity Less Healthcare ........ 15.8%   4.6%   (23.6)%   29.4%   20.7%   18.7%    3.0%   14.2%   36.4%   20.5%
Wilshire REIT Index .................. 17.5%   2.7%   (23.4)%   23.8%   15.3%   15.2%    2.7%   12.2%   37.0%   19.7%


    Notes:  The  subadvisor's  "After  Fees"  performance   includes  reinvested
dividends, capital gains and losses, and deducts advisory fees (generally between 0.65% and 0.75%) and other account expenses. The subadvisor's "Before Fees" performance is presented before applicable advisory fees and reflects growth investment results. Other indices noted do not deduct advisory fees. Past performance indicated for the subadvisor relates to all discretionary accounts managed using investment strategies and techniques similar to those used by the fund, and includes, for the period prior to July 1993, performance under a predecessor advisor (K.G. Redding & Associates) using the same investment approach and under the same primary portfolio manager. Past performance is not necessarily indicative of future results nor can it be assumed that any recommendations will be profitable.


    The Wilshire REIT Index is a market capitalization weighted index comprised of 110 equity REITS as of December 1997. It does not include special purpose or healthcare REITS. The NAREIT Equity without Healthcare Index is a market capitalization weighted index comprised of 169 REITS, as of December 1997, with 75% or greater of their gross assets invested in equity ownership of real estate and excludes healthcare REITS.



24     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


CODE OF ETHICS

    The fund and the manager have adopted a Code of Ethics, as has the subadvisor, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the fund and manager's Code of Ethics and the subadvisor's Code of Ethics require that employees with access to information about the purchase or sale of securities in the fund obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, both Codes of Ethics prohibit acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. The subadvisor's Code of Ethics provides that upon approval of the compliance officer, certain acquisitions of securities in an initial public offering may be permitted, but that such approval will be granted only in extraordinary circumstances. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

    Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs.

    Although there is no sales charge levied by the fund, transactions in shares of the fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the fund or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in the American Century family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

    The manager and the transfer agent are both wholly-owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the Board of Directors of the fund, controls American Century Companies by virtue of his ownership of a majority of its common stock.


    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

DISTRIBUTION OF FUND SHARES

    The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Institutional Class of shares does not pay any commissions or sales loads to the distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

    Investors may open account with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.


FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Capital Portfolios, Inc. the issuer of the fund, was organized as a Maryland corporation on June 14, 1993.

    The American Century Real Estate Fund commenced operations June 16, 1997, after the RREEF


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW       25


Real Estate Securities Fund merged into the fund. As a successor to the RREEF fund, the prior performance history of the RREEF fund will continue in the fund.

    The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

    American Century Capital Portfolios, Inc. currently issues three series of $0.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

    American   Century  offers  three  classes  of  the  fund  offered  by  this
Prospectus: an Investor Class, an Institutional Class, and an Advisor Class. The shares offered by this Prospectus are Institutional Class shares and have no up-front charges, commissions, or 12b-1 fees.


    The Investor Class is primarily made available to retail investors. The Advisor Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Institutional Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the other classes of shares offered by this Prospectus, call an Institutional Service Representative at 1-800-345-3533, or contact a sales representative or financial intermediary who offers those classes of shares.


    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of Investor Class of the same fund.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

    Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

    WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.


26    ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


                                     NOTES

                                                               NOTES       27


                                     NOTES

28      NOTES                                  AMERICAN CENTURY INVESTMENTS


                                     NOTES

                                                                   NOTES    29


P.O. BOX 419385
KANSAS CITY, MISSOURI
64141-6385

INSTITUTIONAL SERVICES:
1-800-345-3533 OR 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-345-1833 OR 816-444-3038

FAX: 816-340-4655

INTERNET: www.americancentury.com

                            [american century logo]
                                    American
                                Century(reg.sm)

9802           [recycled logo]
SH-BKT-10827      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                                    American
                                Century(reg.sm)


                                FEBRUARY 17, 1998


                                    AMERICAN
                                     CENTURY
                                      GROUP

                                Real Estate Fund


                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 17, 1998


                   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.


This Statement is not a prospectus but should be read in conjunction with the current Prospectus of the American Century Real Estate Fund, a series of American Century Capital Portfolios, Inc. dated February 17, 1998. Please retain this document for future reference. To obtain a prospectus, call American Century at 1-800-345-2021 (international calls: 816-531-5575), or write to P.O. Box 419200, Kansas City, Missouri 64141-6200.



                               TABLE OF CONTENTS


Investment Objective of the Fund ..........................................    2
Investment Restrictions ...................................................    2
Forward Currency Exchange Contracts .......................................    3
Index Futures Contracts ...................................................    4
An Explanation of Fixed Income Securities Ratings .........................    5
Portfolio Lending .........................................................    7
Portfolio Turnover ........................................................    7
Officers and Directors ....................................................    7
Management ................................................................    9
Custodians ................................................................   10
Independent Auditors ......................................................   10
Capital Stock .............................................................   10
Multiple Class Structure ..................................................   11
Taxes .....................................................................   12
Brokerage .................................................................   14
Performance Advertising ...................................................   15
Redemptions in Kind .......................................................   16
Holidays ..................................................................   16
Financial Statements ......................................................   16



STATEMENT OF ADDITIONAL INFORMATION                                           1


INVESTMENT OBJECTIVE OF THE FUND


    The investment objective of the fund is described on page 2 of the Prospectus. In achieving its objective, the fund must conform to certain policies, some of which are designated in its prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed without shareholder approval.


    Neither the Securities and Exchange Commission nor any other federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

INVESTMENT RESTRICTIONS

    Additional fundamental policies that may be changed only with shareholder approval provide as follows:

  (1) The fund shall not issue senior securities, except as permitted under the Investment Company Act of 1940.

  (2) The fund shall not borrow money, except that the funds may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of a fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  (3) The fund shall not lend any security or make any other loan if, as a result, more than 33-1/3% of a fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
         (ii) by engaging in repurchase agreements with respect to portfolio securities.

  (4) The fund shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the funds from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  (5) The fund shall not act as an underwriter of securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  (6) The fund shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.


  (7) The fund shall not invest for purposes of exercising control over management.


    In addition, the fund has adopted the following non-fundamental investment restrictions:

  (1) As an operating policy, the fund shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.


  (2) As an operating policy, the fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for money market funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

  (3) As an operating policy, the fund shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

  (4) As an operating policy, the fund shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


    The Investment Company Act imposes certain additional restrictions upon acquisition by the fund


2                                                   AMERICAN CENTURY INVESTMENTS


of securities issued by insurance companies, brokers, dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.


FORWARD CURRENCY EXCHANGE CONTRACTS


    The fund conducts its foreign currency exchange transactions either on a spot (ie., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency exchange contracts to purchase or sell foreign currencies.


    The fund expects to use forward contracts under two circumstances:

  (1) When the manager wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or


  (2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    As to the first circumstance, when the fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

    Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.


    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.


    Generally, the fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.



STATEMENT OF ADDITIONAL INFORMATION                                            3


INDEX FUTURES CONTRACTS


    As described in the Prospectus, the fund may enter into domestic stock index futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When an index futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.


    The value of the index futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities that comprise the index. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain may be entitled to receive all or a portion of this amount. The FCM may have access to a fund's margin account only under specified conditions of default.


    The fund maintains from time to time a percentage of its assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the fund's investment objectives. The fund may enter into index futures contracts as an efficient means to expose the funds' cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.

    The fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.


    The principal risks generally associated with the use of futures include:

    * the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk);

    * the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter party risk);

    * the risk that the index of securities to which the futures contract relates may go down in value (market risk); and

    * adverse price movements in the underlying index can result in losses substantially greater than the value of a fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the fund may not purchase leveraged futures, so there is no leverage risk involved in the fund's use of futures.


    A liquid secondary market is necessary to close out a contract. The fund may seek to manage liquidity risk by investing only in exchange-traded futures. Exchange-traded index futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts.

    Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctua-



AMERICAN CENTURY INVESTMENTS                                                   4



tion limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, the fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.

    The fund manages counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of the fund, the fund may be entitled to the return of margin owed to the fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the fund does business.

    The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, the movement in market price of index futures contracts will reflect the movement in the aggregate market price of the entire portfolio of securities comprising the index. Since the fund is not an index fund, the fund's investment in futures contracts will not correlate precisely with the performance of the fund's other equity investments. However, the manager believes that an investment in index futures will more closely reflect the investment performance of the funds than an investment in U.S. government or other highly liquid, short-term debt securities, which is where the cash position of the fund would otherwise be invested.

    The policy of the manager is to remain fully invested in equity securities. There may be times when the manager deems it advantageous to the fund not to invest excess cash in index futures, but such decision will generally not be the result of an active effort to use futures to time or anticipate market movements in general.


AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS


    As described in the Prospectus, the fund may invest in fixed income securities. The fund is not restricted to investment grade fixed income obligations, but may invest in such fixed income securities as the investment manager deems appropriate.


    Fixed income securities ratings provide the investment manager with current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the prospectus disclosure:

    The following summarizes the ratings used by Standard & Poor's Corporation for bonds:

   AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

   AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.

   A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

   BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

   BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

   B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

   CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repay-


STATEMENT OF ADDITIONAL INFORMATION                                            5


   ment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

   CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C - The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   CI - The rating CI is reserved for income bonds on which no interest is being paid.

   D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

    The following summarizes the ratings used by Moody's Investors Service, Inc. for bonds:

   AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

   A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

   BAA - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

   BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

   B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   CA - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C - Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


6                                                   AMERICAN CENTURY INVESTMENTS



PORTFOLIO LENDING

    In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.


PORTFOLIO TURNOVER


    In order to achieve the fund's investment objective, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

    The fund intends to purchase a given security whenever the manager believes it will contribute to the stated objective of the fund, even if the same security has only recently been sold. In selling a given security, the manager keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders. Subject to those considerations, the corporation will sell a given security, no matter for how long or how short a period it has been held in the portfolio and no matter whether the sale is at a gain or at a loss, if management believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to the manager's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

    When a general decline in security prices is anticipated, the fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, the fund may increase its equity position and decrease its cash position. It should be expected, however, that the fund will, under most circumstances, be essentially fully invested in equity securities and equity equivalents.

    Since investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, management believes that the rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives.


OFFICERS AND DIRECTORS

    The principal officers and directors of the corporation, their principal business experience during the past five years, and their affiliations with the fund's investment manager, American Century Investment Management, Inc. and its transfer agent, American Century Services Corporation, are listed below. The address at which each director and officer below may be contacted is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. All persons named as officers of the Corporation also serve in similar capacities for other funds advised by the manager. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk(*).

    JAMES E. STOWERS JR.,* Chairman of the Board and Director; Chairman of the Board, Director and controlling shareholder of American Century Companies, Inc., parent corporation of American Century Investment Management, Inc. and American Century Services Corporation; Chairman of the Board and Director of American Century Investment Management, Inc. and American Century Services Corporation; father of James E. Stowers III.


    JAMES E. STOWERS III,* Director; Chief Executive Officer and Director, American Century Companies, Inc.

    THOMAS A. BROWN, Director; Director of Plains States Development, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products.


    ROBERT W. DOERING, M.D., Director; retired, formerly general surgeon.


    ANDREA C. HALL, Ph.D., Director; Senior Vice President and Associate Director, Midwest Research Institute.

    D. D. (DEL) HOCK, Director; retired, formerly Chairman, Public Service of Colorado; Director, Service Tech, Inc., Hathaway Corporation, and J.D. Edwards & Company.



STATEMENT OF ADDITIONAL INFORMATION                                            7



    DONALD H. PRATT, Vice Chairman of the Board and Director; President and Director, Butler Manufacturing Company.


    LLOYD T. SILVER JR., Director; President, LSC, Inc., a manufacturer's representative.

    M. JEANNINE STRANDJORD, Director; Senior Vice President and Treasurer, Sprint Corporation; Director, DST Systems, Inc.


    RICHARD W. INGRAM, President; Executive Vice President and Director of Client Services and Treasury Administration of Funds Distributor, Inc.. (FDI). Mr. Ingram joined FDI in 1995. Prior to joining FDI, Mr. Ingram served as Vice President and Division Manager for First Data Investor Services Group, Inc. (from March 1994 to November 1995) and before that as Vice President, Assistant Treasurer and Tax Director-Mutual Funds of the Boston Company, Inc. (from 1989 to 1994).


    MARYANNE ROEPKE, CPA, Vice President, Treasurer and Principal Accounting Officer; Vice President, American Century Services Corporation.

    PATRICK A. LOOBY, Vice President; Vice President, American Century Services Corporation.


    CHRISTOPHER J. KELLEY, Vice President; Vice President and Associate General Counsel of FDI. Prior to joining FDI, Mr. Kelly served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    MARY A. NELSON, Vice President; Vice President and Manager of Treasury Services and Administration of FDI. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for the Boston Company, Inc. (from 1989 to 1994).


    MERELE A. MAY, Controller.

    The Board of Directors has established four standing committees, the Executive Committee, the Audit Committee, the Compliance Committee and the Nominating Committee.


    Messrs.  Stowers Jr.  (chairman),  Stowers  III,  and Pratt  constitute  the
Executive Committee of the Board of Directors. The committee performs the functions of the Board of Directors between meetings of the Board, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.

    Ms. Strandjord (chairman), and Dr. Doering and Mr. Hock constitute the Audit Committee. The functions of the Audit Committee include recommending the engagement of the funds' independent accountants, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent accountants with respect to internal controls and the considerations given or the corrective action taken by management, and reviewing nonaudit services provided by the independent accountants.

    Messrs. Brown (chairman), Pratt, Silver and Dr. Hall constitute the Compliance Committee. The functions of the Compliance Committee include reviewing the results of the fund's compliance testing program, reviewing quarterly reports from the manager to the Board regarding various compliance matters and monitoring the implementation of the fund's Code of Ethics, including violations thereof.

    The Nominating Committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the Board, management and shareholders. This committee also reviews and makes recommendations to the Board with respect to the composition of Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Pratt (chairman), Hock and Stowers III.


    The Directors of the corporation also serve as Directors for other funds advised by the manager. Each Director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the Board of six of such companies an annual director's fee of $44,000, a fee of $1,000 per regular Board meeting attended and $500 per special Board meeting and committee meeting attended. In addition, those Directors who are not "interested persons" who serve as chairman of a committee of the Board of Directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with the manager, the funds are responsible for paying such fees and expenses.


8                                                   AMERICAN CENTURY INVESTMENTS



    Set forth below is the aggregate compensation paid for the periods indicated by the fund and by the American Century family of funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.


                                  Aggregate          Total Compensation from
                                 Compensation         the American Century
Director                       from the fund(1)        Family of Funds(2)
--------------------------------------------------------------------------------

Thomas A. Brown                       $41                     $60,000

Robert W. Doering, M.D.                40                      49,500

Andrea C. Hall, Ph.D.                  0                        8,833

Linsley L. Lundgaard(3)                41                      42,333

Donald H. Pratt                        41                      60,000

Lloyd T. Silver Jr.                    40                      49,000

M. Jeannine Strandjord                 40                      48,833

D.D. (Del) Hock                        40                      49,500
--------------------------------------------------------------------------------

(1)Includes compensation actually paid by the fund during the fiscal year ended October 31, 1997.

(2)Includes compensation paid by the fifteen investment company members of the American Century family of funds for the calendar year ended December 31, 1997.

(3)Dr. Hall replaced Mr. Lundgaard as a director effective  November 1, 1997.


    Those Directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a Director. The salaries of such individuals, who also are officers of the funds, are paid by the manager.

MANAGEMENT


    A description of the responsibilities and method of compensation of the fund's manager, American Century Investment Management, Inc., appears in the Prospectus under the caption "Management."

    During the most recent fiscal year, the management fees paid by the Real Estate Fund were as follows:

REAL ESTATE FUND             Year Ended October 31,
--------------------------------------------------------
                                      1997
--------------------------------------------------------

Management fees                  $   295,909

Average net assets                26,058,700
--------------------------------------------------------

    The Institutional Class of the Real Estate Fund commenced June 16, 1997. The management fees shown above include $48,843 paid on Institutional Class shares of the Real Estate Fund for the period ended October 31, 1997.

    The management agreement between the Real Estate Fund and the manager shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the fund's Board of Directors or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and
(ii) by the vote of a majority of the Directors who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of the fund's shareholders, on 60 days' written notice to the manager and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the fund or the shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


    The management agreement between the Real Estate Fund and the manager contemplates the retention of a subadvisor by the manager.


    Certain investments may be appropriate for the fund and also for other clients advised by the manager. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same



STATEMENT OF ADDITIONAL INFORMATION                                            9



security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

    The manager may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the fund. The fund's Board of Directors has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the fund the manager is also acting as an investment adviser to eight institutional accounts and to twelve registered investment companies: American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century World Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., American Century Variable Portfolios, Inc., American Century Municipal Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Government Income Trust, American Century Target Maturities Trust, and American Century California Tax-Free and Municipal Funds.


    American Century Services Corporation provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the fund and the manager pays American Century Services Corporation for such services.


    As stated in the Prospectus, all of the stock of American Century Investment Management, Inc. and American Century Services Corporation is owned by American Century Companies, Inc.


CUSTODIANS

    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS


    Deloitte & Touche LLP, 1010 Grand Avenue, Suite 400, Kansas City, Missouri 64106 served as independent auditors for the fund for the fiscal year ended October 31, 1997.


CAPITAL STOCK

    The fund's capital stock is described in the Prospectus under the heading "Further Information About American Century."


    The corporation currently has three series of shares outstanding, Value and Equity Income are further divided into four classes, and the Real Estate Fund is further divided into three classes. The funds may in the future issue one or more additional series or class of shares without a vote of the shareholders. The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profits (or losses) of investment and other assets held for that series or class. Your rights as a shareholder are the same for all series or classes of securities unless otherwise stated. Within their respective series or class, all shares will have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value represented by such share on all questions.


    In  the  event  of  complete   liquidation   or  dissolution  of  the  fund,
shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.


    As of January 2, 1998, in excess of 5% of the



10                                                  AMERICAN CENTURY INVESTMENTS



outstanding  shares of the Real  Estate  Fund were  owned of record as  follows:
Charles Schwab & Co., San Francisco, California, owned 5.17%, and Merrill Lynch Trust Company, Somerset, New Jersey, owned 5.64%.


MULTIPLE CLASS STRUCTURE


    The fund's Board of Directors has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to three classes of shares: an Investor Class, an Institutional Class, and an Advisor Class.

    The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). That plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1


    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the "Plan"). The Plan is described below.

    In adopting the Plan, the Board of Directors (including a majority of directors who are not "interested persons" of the fund (as defined in the Investment Company Act), hereafter referred to as the "independent directors") determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected classes. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers.


MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN


    As described in the Prospectus, the fund's Advisor Class of shares is made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.


    As with the Service Class, certain record keeping and administrative services that are provided by the fund's transfer agent of the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class.


    Payments may be made for a variety of shareholder services, including, but are not limited to, (1) receiving, aggregating and processing purchase, exchange and redemption request from beneficial owners



STATEMENT OF ADDITIONAL INFORMATION                                           11



(including contract owners of insurance products that utilize the fund as underlying investment medium) of shares and placing purchase, exchange and redemption orders with the Distributor; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend payments from the fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (4) providing and maintaining elective services such as check writing and wire transfer services; (5) acting as shareholder of record and nominee for beneficial owners; (6) maintaining account records for shareholders and/or other beneficial owners; (7) issuing confirmations of transactions; (8) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting; (9) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and (10) providing other similar administrative and sub-transfer agency services (collectively referred to as "Shareholder Services"). Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's investment manager has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Directors has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.


    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (1) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (2) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (3) compensation to, and expenses (including overhead and telephone expenses) of, Distributor; (4) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (5) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (6) receiving and answering correspondence from prospective shareholders including distributing prospectuses, statements of additional information, and shareholder reports; (7) the providing of facilities to answer questions from prospective investors about fund shares; (8) complying with federal and state securities laws pertaining to the sale of fund shares; (9) assisting investors in completing application forms and selecting dividend and other account options: (10) the providing of other reasonable assistance in connection with the distribution of fund shares; (11) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (12) profit on the foregoing; (13) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD and (14) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the 1940 Act.


TAXES

TAXATION OF CERTAIN MORTGAGE REITS

    The fund may invest in REITs that hold residual interests in real estate mortgage investment conduits. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to



12                                                  AMERICAN CENTURY INVESTMENTS


Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by them with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might be required to file a tax return, to file a tax return and pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations.

TAXATION OF DEBT INSTRUMENTS

    For Federal income tax purposes, debt securities purchased by the fund may be treated as having original issue discount. Original issue discount can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated as interest earned by the fund for Federal income tax purposes, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a fund's taxable income. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount for any period is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.


    The fund may purchase debt securities at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, at the time of purchase. This additional discount represents market discount for income tax purposes. Generally, market discount is accrued on a daily basis.

    The fund may purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. Instead, the amortized bond premium will reduce the fund's adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, generally for securities issued after September 27, 1985, must be amortized under a constant yield method.


FOREIGN HOLDERS


    A foreign holder is a person or entity that, for U.S. Federal income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign partnership, or a non-resident fiduciary of a foreign estate or trust. If a distribution of the fund's taxable income (without regard to its net capital gain) to a foreign holder is not effectively connected with a U.S. trade of business carried on by the investor, such distribution will be subject to withholding tax at a 30% rate or such lower rate as may be specified by an applicable income tax treaty. In addition, distributions from the fund will generally be subject to information reporting.


    If at least 50% of the value of the Real Estate Fund is represented by shares of REITs that are "domestically controlled" within the meaning of Section 897(h) of the Code, or is represented by shares of classes of REIT stock that
(i) represent not more than 5% of such classes and (ii) are "regularly traded on an established securities market" within the meaning of Section 897(c)(3) of the Code, a for-


STATEMENT OF ADDITIONAL INFORMATION                                           13


eign holder should not be subject to withholding tax under the Foreign Investment in Real Property Tax Act with respect to gain arising from the sale or redemption of units. In addition, based upon advice of counsel as to existing law, the fund does not intend to withhold under FIRPTA on distributions of the fund's net capital gain (designated as capital gain by the fund). Such income generally will not be subject to federal income tax unless the income is effectively connected with a trade or business of such foreign holder in the United States. In the case of a foreign holder who is a non-resident alien individual, however, gain arising from the sale or redemption of shares or distributions of the fund's net capital gain ordinarily will be subject to federal income tax at a rate of 30% if such individual is physically present in the U.S. for 183 days or more during the taxable year and, in the case of the gain arising from the sale or redemption of units, either the gain is attributable to an office or other fixed place of business maintained by the holder in the United States or the holder has a "tax home" in the United States. In addition, shares held by individual who is not a citizen or resident of the United States at the time of his death will generally be subject to United States federal estate tax.

    The tax consequences to a foreign holder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign holders should consult their own tax advisers to determine whether investment in the fund is appropriate.

BROKERAGE


    Under the terms of the management agreements between the fund and the manager, the manager has the responsibility of selecting brokers to execute portfolio transactions. The manager has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the Investment Subadvisory Agreement. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the manager may take into consideration the factors discussed below when selecting brokers.


    The manager or the subadvisor, as the case may be, receives statistical and other information and services without cost from brokers and dealers. The manager or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The manager and the subadvisor propose to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services provided to the manager and the subadvisor will be in addition to and not in lieu of the services required to be performed for the funds by the manager and subadvisor. Neither the manager nor the subadvisor utilizes brokers who provide such information and services for the purpose of reducing the expense of providing required services to the funds.


    In the fiscal year ended October 31, 1997, the brokerage commissions of the Real Estate Fund were as follows:


FUND               Year Ended October 31,
----------------------------------------------

                            1997
----------------------------------------------

REAL ESTATE FUND         $140,226(1)
----------------------------------------------


(1)Since commencement of sale (June 16, 1997).


    The brokerage commissions paid by the fund may exceed those that another broker might have charged for effecting the same transactions because of the value of the brokerage and/or research services provided by the broker. Research services furnished by brokers through whom the fund effects securities transactions may be used by the manager in servicing all of its accounts, and not all such services may be used by the manager in managing the portfolios of the fund.


    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the manager believe that the facilities, expert personnel and technological systems of a broker enable


14                                                  AMERICAN CENTURY INVESTMENTS



the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund normally places its over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

    On occasions when the manager deems the purchase or sale of a security to be in the best interests of the fund as well as other fiduciary accounts, the manager may aggregate the security to be sold or purchased for the fund with those to be sold or purchased for other accounts in order to obtain the best net price and most favorable execution. In such event, the allocation will be made by the manager in the manner considered to be most equitable and consistent with its fiduciary obligations to all such fiduciary accounts, including the fund.


PERFORMANCE ADVERTISING

FUND PERFORMANCE


    Individual fund performance may be compared to various indices, including the Standard & Poor's 500 Index, the Consumer Price Index, the Dow Jones Industrial Average and the Morgan Stanley REIT Index, NAREIT Equity-Less Health Care Index , and Wilshire REIT Only Index. Fund performance also may be compared to the rankings prepared by Lipper Analytical Services, Inc.

    The following table sets forth the average annual total return of the Investor class of the fund for the period indicated. Average annual total return is calculated by determining the fund's cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the fund's performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions. Annualization of the fund's return assumes that the partial year performance will be constant throughout the period. Actual return through the period may be greater or less than the annualized data.

                                                         Average Annual
Real Estate Fund                                          Total Return
--------------------------------------------------------------------------------

Year ended October 31, 1997                                  40.69%

September 21, 1995 (Inception)
through October 31, 1997                                     31.46%
--------------------------------------------------------------------------------

    The fund also may elect to advertise cumulative total return and average annual total return, computed as described above, over periods of time other than one, five and 10 years and cumulative total return over various time periods. The following table shows the cumulative total returns and the average annual returns for the Investor Class of the fund since its date of inception.


                               Cumulative Total          Average Annual

                            Return Since Inception        Compound Rate
--------------------------------------------------------------------------------

Real Estate Fund                    78.08%                    31.46%
--------------------------------------------------------------------------------


ADDITIONAL PERFORMANCE COMPARISONS


    Investors may judge the performance of the fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the EAFE(reg.tm) Index, NAREIT Equity-Less Health Care Index and Wilshire REIT Only Index, and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, USA Today, Realty Stock Review, Changing Times, Institutional Investor, and other similar publications or services. In addition to performance information, general information about the fund that appears in a publication such as those mentioned above or in the Prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.



STATEMENT OF ADDITIONAL INFORMATION                                           15


PERMISSIBLE ADVERTISING INFORMATION


    From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the funds; (5) descriptions of investment strategies for the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund; (7) comparisons of investment products
(including the fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


REDEMPTIONS IN KIND


    In order to protect the investments of the remaining shareholders, the fund has adopted a policy regarding large redemptions. That policy is described in detail in the fund Prospectus under the heading "Special Requirements for Large Redemptions."

    The fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of the manager. Such securities will not necessarily be representative of the entire portfolio and may be securities that the manager regards as least desirable. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectus under the heading "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.


HOLIDAYS


    The fund does not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays and on holidays, namely New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


FINANCIAL STATEMENTS


    The financial statements of the fund for the fiscal year ended October 31, 1997, are included in the Annual Report to shareholders, which is incorporated herein by reference. You may receive copies of the Annual Report without charge upon request to the fund at the address and telephone numbers shown on the cover of this Statement.



16                                                  AMERICAN CENTURY INVESTMENTS


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962

WWW.AMERICANCENTURY.COM

                            [american century logo]
                                    American
                                Century(reg.sm)

9802           [recycled logo]
SH-BKT-10830      Recycled

PART C    OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

          (i)  Financial Statements filed in Part A of Registration Statement:

               1.  Financial Highlights

          (ii) Financial Statements filed in Part B of the Registration Statement (each of the following financial statements is contained in the Registrant's Annual Report dated October 31, 1997, and which are incorporated by reference in Part B of this Registration Statement):

               1.   Statements of Assets and Liabilities at October 31, 1997.

               2. Statements of Operations for the year ended October 31, 1997.

               3. Statements of Changes in Net Assets for the year ended October 31, 1997.

               4.   Notes to Financial Statements as of October 31, 1997.

               5.   Schedule of Investments at October 31, 1997.

               6.   Independent Auditors' Report dated November 26, 1997.

          (b) Exhibits (all exhibits not filed herein are being incorporated herein by reference).

               1.   (a)  Articles of Incorporation of Twentieth  Century Capital
                         Portfolios, Inc., dated June 11, 1993 (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

                    (b) Articles Supplementary of Twentieth Century Capital Portfolios, Inc., dated March 11, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

                    (c) Articles of Amendment of Twentieth Century Capital Portfolios, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

                    (d)  Articles  Supplementary  of  American  Century  Capital
                         Portfolios, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 7 on Form N-1A on March 3, 1997, File No. 33-64872).

                    (e) Articles Supplementary of American Century Capital Portfolios, Inc. dated April 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 8 on Form N-1A on May 21, 1997, File No. 33-64872).

                    (f) Certificate of Correction of Articles Supplementary of American Century Capital Portfolios, Inc. dated May 15, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 8 on Form N-1A on May 21, 1997, File No. 33-64872).

                    (g) Articles Supplementary of American Century Capital Portfolios, Inc. dated December 19,1997 (filed herein as Ex-99.B1g).

               2.   (a)  By-Laws of Twentieth Century Capital  Portfolios,  Inc.
                         (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

                    (b)  Amendment  to  By-Laws  of  American   Century  Capital
                         Portfolios, Inc. (filed herein as EX-99.B2b)

               3.   Voting Trust Agreements - None.

               4. Specimen securities (filed electronically as an exhibit to Post-Effective Amendment No. 8 on Form N-1A on May 21, 1997, File No. 33-64872).

               5.   (a)  Management  Agreement  dated  as  of  August  1,  1997, between American Century Capital Portfolios, Inc. and American Century Investment Management, Inc. (filed herein as EX-99.B5a).

                    (b) Subadvisory Agreement by and between American Century Capital Portfolios, Inc., American Century Investment Management, Inc. and RREEF America, L.L.C., dated January 27, 1998 (filed herein as EX-99.B5b).

               6. Distribution Agreement between American Century Capital Portfolios, Inc. and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit B6 to Post-Effective Amendment No. 28 on form N-1A of American Century Target Maturities Trust, File No. 2-94608).

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8.   (a)  Master  Agreement  by  and  between  Twentieth  Century
                         Service, Inc. and Commerce Bank, N.A. dated January 22, 1997 (filed as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213, filed February 28, 1997 and incorporated herein by reference).

                    (b) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed as a part of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of American Century Government Income Trust, File No. 2-99222, filed February 7, 1997, and incorporated herein by reference).

               9. Transfer Agency Agreement, dated as of August 1, 1993, by and between Twentieth Century Capital Portfolios, Inc. and Twentieth Century Services, Inc. (filed electronically as an exhibit to Post-Effective Amendment No. 5 on Form N-1A on July 31, 1996, File No. 33-64872).

               10.  Opinion and consent of Counsel (filed herein as EX-99.B10).

               11.  Consent  of   Deloitte   &  Touche  LLP  (filed   herein  as
                    EX-99.B11).

               12. Annual Report of the Registrant dated October 31, 1997 (filed electronically on December 19, 1997).

               13.  Agreements for Initial Capital, Etc. - None.

               14. Model Retirement Plans (filed as Exhibits 14(a)-(d) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., File No. 33-39242, filed on May 6, 1991).

               15.  (a)  Master  Distribution  and Shareholder  Services Plan of
                         Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed herein as EX-99.B15a).

                    (b) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc., and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed herein as EX-99.B15b).

               16.  Schedule  of   Computation   for   Performance   Advertising
                    Quotations (filed herein as EX-99.B16).

               17.  Power of Attorney (filed herein as EX-99.B17).

               18. Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996, (filed herein as EX-99.B18).

               27.  (a)  Financial  Data  Schedule for American  Century  Value,
                         (EX-27.1.1).

                    (b) Financial Data Schedule for American Century Equity Income (EX-27.1.2).

                    (b) Financial Data Schedule for American Century Real Estate (EX-27.1.3).

ITEM 25.  Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26.  Number of Holders of Securities.

                                             Number of Record Holders
                                               As of April 30, 1997

                                  Investor   Advisor   Institutional  Service
Title of Series                    Class      Class        Class       Class
---------------                    -----      -----        -----       -----

American Century Value             91,645       17           0           0
American Century Equity Income     18,448        3           0           0
American Century Real Estate        8,165        0           8           0

ITEM 27.  Indemnification.

          The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, Exibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28.  Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc. (formerly known as Investors Research Corporation), the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.  Principal Underwriters

          None.

ITEM 30.  Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.  Management Services - None.

ITEM 32.  Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 17th day of February, 1998.

                                    American Century Capital Portfolios, Inc.
                                                 (Registrant)

                                    By:  /s/Patrick A. Looby
                                         Patrick A. Looby, Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 9 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*Richard W. Ingram                 President, Principal Executive    February 17, 1998
-------------------------          and Principal Financial Officer
Richard W. Ingram

*Maryanne Roepke                   Vice President and Treasurer      February 17, 1998
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          February 17, 1998
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          February 17, 1998
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          February 17, 1998
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          February 17, 1998
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          February 17, 1998
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          February 17, 1998
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          February 17, 1998
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          February 17, 1998
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          February 17, 1998
-------------------------
M. Jeannine Strandjord


*By /s/Patrick A. Looby
    Patrick A. Looby
    Attorney-in-Fact